       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 1998


                                                     1933 Act File No. 333-05677
                                                     1940 Act File No. 811-07669

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /

          Pre-Effective Amendment No.                                        / /


          Post-Effective Amendment No. 5                                     /X/


                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              / /


          Amendment No. 7                                                    /X/

                           (Check appropriate box or boxes)

BERGER/BIAM WORLDWIDE FUNDS TRUST
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado     80206
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                    ----------------------------

Gerard M. Lavin, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

The series of the Berger/BIAM Worldwide Funds Trust covered by this registration statement are "feeder funds" in a "master/feeder" fund arrangement. This registration statement includes a signature page for the master trust, Berger/BIAM Worldwide Portfolios Trust.

It is proposed that this filing will become effective: (check appropriate box)


     / / immediately upon filing pursuant to paragraph (b) /X/ on January 31, 1998, pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:    Shares of Beneficial Interest of the
International Equity Fund and the Berger/BIAM International CORE Fund

                          BERGER/BIAM WORLDWIDE FUNDS TRUST
                            SHARES OF BENEFICIAL INTEREST
                                   ($.01 Par Value)

                      Cross-Reference Sheet Pursuant to Rule 481


I.   International Equity Fund

Item No. and Caption in Form N-1A                       Number of Section
-------------------------------------------------------------------------

A.   PROSPECTUS

     1.   Cover Page                                    Cover Page
     2.   Synopsis                                      Section 1
     3.   Condensed Financial Information               Section 2
     4.   General Description of Registrant             Sections 3, 4, 5 and 16
     5.   Management of the Fund                        Sections 7, 8 and 9
     5A.  Management's Discussion of Fund               Will be in Annual
            Performance                                    Report
     6.   Capital Stock and Other Securities            Sections 15, 16 and 17
     7.   Purchase of Securities Being Offered          Sections 9, 10, 11, 13
                                                           and 14
     8.   Redemption or Repurchase                      Section 12
     9.   Pending Legal Proceedings                     Not Applicable


B.   STATEMENT OF ADDITIONAL INFORMATION

     10.  Cover Page                                    Cover Page
     11.  Table of Contents                             Table of Contents
     12.  General Information and History               Section 14
     13.  Investment Objectives and Policies            Sections 1 and 2
     14.  Management of the Fund                        Section 3
     15.  Control Persons and Principal Holders         Sections 3 and 14
            of Securities
     16.  Investment Advisory and Other Services        Sections 3, 4, 5 and 14
     17.  Brokerage Allocation and Other Practices      Sections 1, 5 and 6
     18.  Capital Stock and Other Securities            Section 14
     19.  Purchase, Redemption and Pricing of           Sections 7, 8, 10, 11
            Securities Being Offered                       and 12
     20.  Tax Status                                    Section 9
     21.  Underwriters                                  Section 14
     22.  Calculations of Performance Data              Section 13
     23.  Financial Statements                          Financial Statements

                          BERGER/BIAM WORLDWIDE FUNDS TRUST
                            SHARES OF BENEFICIAL INTEREST
                                   ($.01 Par Value)

                      Cross-Reference Sheet Pursuant to Rule 481

II.  Berger/BIAM International CORE Fund

Item No. and Caption in Form N-1A                       Number of Section
-------------------------------------------------------------------------

A.   PROSPECTUS

     1.   Cover Page                                    Cover Page
     2.   Synopsis                                      Section 1
     3.   Condensed Financial Information               Section 2
     4.   General Description of Registrant             Sections 3, 4, 5 and 16
     5.   Management of the Fund                        Sections 7, 8 and 9
     5A.  Management's Discussion of Fund               Will be in Annual
            Performance                                    Report
     6.   Capital Stock and Other Securities            Sections 15, 16 and 17
     7.   Purchase of Securities Being Offered          Sections 9, 10, 11, 13
                                                           and 14
     8.   Redemption or Repurchase                      Section 12
     9.   Pending Legal Proceedings                     Not Applicable


B.   STATEMENT OF ADDITIONAL INFORMATION

     10.  Cover Page                                    Cover Page
     11.  Table of Contents                             Table of Contents
     12.  General Information and History               Section 14
     13.  Investment Objectives and Policies            Sections 1 and 2
     14.  Management of the Fund                        Section 3
     15.  Control Persons and Principal Holders         Sections 3 and 14
            of Securities
     16.  Investment Advisory and Other Services        Sections 3, 4, 5 and 14
     17.  Brokerage Allocation and Other Practices      Sections 1, 5 and 6
     18.  Capital Stock and Other Securities            Section 14
     19.  Purchase, Redemption and Pricing of           Sections 7, 8, 10, 11
            Securities Being Offered                        and 12
     20.  Tax Status                                    Section 9
     21.  Underwriters                                  Section 14
     22.  Calculations of Performance Data              Section 13
     23.  Financial Statements                          Financial Statements

                                   EXPLANATORY NOTE


     This amendment to the Registration Statement of Berger/BIAM Worldwide Funds Trust contains the following:


Two Prospectuses

     One for the International Equity Fund

     One for the Berger/BIAM International CORE Fund

Two Statements of Additional Information

     One for the International Equity Fund

     One for the Berger/BIAM International CORE Fund

One Part C

     This amendment does not contain a Prospectus or Statement of Additional Information for, nor affect any Prospectus or Statement of Additional Information covering, the series of the Trust known as the Berger/BIAM International Fund.

                                      PROSPECTUS
                              INTERNATIONAL EQUITY FUND

          The International Equity Fund (the "Fund") is a "no-load" diversified mutual fund. The investment objective of the Fund is long-term capital appreciation. The Fund pursues its goal by investing in a portfolio consisting primarily of common stocks of well-established foreign companies. The portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes. The Fund does not invest to provide current income, although some income may be produced while managing the portfolio.

          The Fund invests all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), which has the same goals and policies as the Fund. The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Portfolio has been weighted toward countries in Western Europe, Australia and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio may also take positions in convertible securities, preferred stocks, corporate bonds and short- and long-term foreign or U.S. government securities.

          UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO, AS DESCRIBED ABOVE. Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is a diversified, open-end management investment company and a series of a separate trust known as the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by BBOI Worldwide LLC ("BBOI Worldwide" or the "Advisor"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"). For further information about the Fund's investment objective and structure, see "Introduction," "Investment Objective and Policies and Risk Factors" and "Additional Information About Master/Feeder Structure."

          The Fund is designed primarily for investment by trust companies or trust departments of other financial institutions regulated by federal or state governmental authority, whether purchasing for their own account or for accounts over which they exercise full or shared investment power in a fiduciary, agency, advisory, custodial or similar capacity.


          This Prospectus concisely sets forth the information about the Fund that a prospective investor should consider before investing. Investors are advised to retain this Prospectus for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission. A copy of the Statement of Additional Information, dated January 31, 1998, as it may be amended or supplemented from time to time, is incorporated by reference in its entirety into this Prospectus and is available upon request without charge by writing to the Fund at P.O. Box 5005, Denver, CO 80217, or by calling 1-800-706-0539.


          INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK (INCLUDING BANK OF IRELAND). SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


     LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC). ALSO, THE SEC HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                DATED JANUARY 31, 1998

                                  Table of Contents


Section                                                                     Page
-------                                                                     ----

1.  Fee Tables . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

2.  Condensed Financial Information. . . . . . . . . . . . . . . . . . . . .  2

3.  Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4

4.  Investment Objective and Policies and Risk Factors . . . . . . . . . . .  4

5.  Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . .  8

6.  Additional Information About Master/Feeder Structure . . . . . . . . . .  9

7.  Management and Investment Advice . . . . . . . . . . . . . . . . . . . . 10

8.  Expenses of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 11

9.  Purchase of Shares in the Fund . . . . . . . . . . . . . . . . . . . . . 13

10.  Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15

11.  Open Account System and Confirmations . . . . . . . . . . . . . . . . . 15

12.  Redemption of Fund Shares . . . . . . . . . . . . . . . . . . . . . . . 16

13.  Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . . 17

14.  Plans and Programs. . . . . . . . . . . . . . . . . . . . . . . . . . . 18

15.  Income Dividends, Capital Gains Distributions and Tax Treatment . . . . 18

16.  Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . 19

17.  Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

1. FEE TABLES

SHAREHOLDER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases                               0%
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Reinvested Dividends                    0%
--------------------------------------------------------------------------------
Deferred Sales Load                                                   0%
--------------------------------------------------------------------------------
Redemption Fees                                                       0%
--------------------------------------------------------------------------------
Exchange Fee                                                          0%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


--------------------------------------------------------------------------------
                                   Investment                         Total
                                    Advisory                           Fund
                                       Fee          Other           Operating
                                 (After Waiver)   Expenses**        Expenses*
                                                                 (After Waiver)
--------------------------------------------------------------------------------
International Equity Fund           0.81%***        0.29%            1.10%***
--------------------------------------------------------------------------------

* Total Fund Operating Expenses are comprised of the Fund's annual operating expenses plus the Fund's pro rata portion of the annual operating expenses of the Portfolio in which the Fund's assets are invested. See "Expenses of the Fund."

** Other Expenses primarily include administrative services fees paid by the Fund and custodian fees paid by the Portfolio and are based on expenses for the fiscal year ended September 30, 1997, restated as if the decrease in administrative services fees paid by the Fund that took effect on June 20, 1997, had been in effect for the entire year.

*** Although the Fund does not pay an investment advisory fee directly to an investment advisor, it bears indirectly its pro rata portion of the advisory fee paid to the Advisor by the Portfolio in which the assets of the Fund are invested. Until at least April 30, 1998, the Advisor has agreed voluntarily to waive its investment advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Absent the waiver, the Investment Advisory Fee would be 0.90% and Total Fund Operating Expenses would be estimated to be 1.19%.

                                       EXAMPLES


     You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, and (2) redemption at the end of each time period:

--------------------------------------------------------------------------------
                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
International Equity Fund          $11*        $35*       $61*      $134*
--------------------------------------------------------------------------------

*    After waiver.


          THE EXPENSES SET FORTH IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

          Total Fund Operating Expenses include the Fund's pro rata share of the aggregate annual operating expenses of the Portfolio, in which all of the investable assets of the Fund are invested. The trustees of the Trust believe that the investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses and, accordingly, that the aggregate per share expenses of the Fund and the Fund's pro rata share of the expenses of the Portfolio will be less than or approximately equal to the expenses the Fund would incur if it retained the services of an investment advisor and the assets of the Fund were invested directly in the type of securities held by the Portfolio.

          The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund's expenses are described in greater detail under "Management and Investment Advice," and "Expenses of the Fund."

2. CONDENSED FINANCIAL INFORMATION


          On the following page is a table setting forth certain financial highlights of the Fund for the period October 11, 1996 (commencement of operations) to September 30, 1997. The information contained in the table was audited by Price Waterhouse LLP, whose report thereon is incorporated by reference from the Fund's 1997 Annual Report into the Statement of Additional Information. The most recent Annual Report for the Fund, including additional performance information, may be obtained upon request and without charge by calling the Fund at 1-800-706-0539. On June 20, 1997, a decrease took effect in the administrative services fees paid by the Fund from 0.35% to 0.10% of the Fund's daily average net assets per year. For further information about the administrative services fee applicable to the Fund, see "Expenses of the Fund - Service Arrangements for the Fund."

                              INTERNATIONAL EQUITY FUND
                                 FINANCIAL HIGHLIGHTS

                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
         OCTOBER 11, 1996 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1997

Net asset value, beginning of period . . . . . . . . . . . . . .       $ 10.00
                                                                       -------

Income from investment operations:
Net investment income  . . . . . . . . . . . . . . . . . . . . .          0.10
Net realized and unrealized gains
   (losses) on investments and foreign currency transactions . .          1.54
                                                                       -------

Total from investment operations . . . . . . . . . . . . . . . .          1.64
                                                                       -------

Less Distributions:
Dividends from net investment income . . . . . . . . . . . . . .          0.00
Distributions from net realized gains. . . . . . . . . . . . . .          0.00
                                                                       -------

Total distributions. . . . . . . . . . . . . . . . . . . . . . .          0.00
                                                                       -------

Net asset value, end of period . . . . . . . . . . . . . . . . .       $ 11.64
                                                                       -------
                                                                       -------

Total return1. . . . . . . . . . . . . . . . . . . . . . . . . .        16.40%
                                                                       -------
                                                                       -------
Ratios/Supplemental Data:

Net assets, end of period (in thousands) . . . . . . . . . . . .       $ 6,343

Gross expenses ratio to average net assets2,3. . . . . . . . . .          1.34%

Net expense ratio to average net assets2,3 . . . . . . . . . . .          1.17%

Ratio of net income to average net assets2 . . . . . . . . . . .         1.03%

Portfolio Turnover Rate1,4 . . . . . . . . . . . . . . . . . . .           17%

Average Commission Rate4 . . . . . . . . . . . . . . . . . . . .       $0.0248

1. Based on operations for the period shown and, accordingly, are not representative of a full year.

2.  Annualized.

3. Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's gross (total) and net expenses. The Portfolio's net expenses reflect its gross expenses, reduced by fees offset by earnings credits and fee waivers.

4. Represents the Portfolio Turnover Rate and Average Commission Rate, as applicable, of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.

3. INTRODUCTION

          The International Equity Fund is an open-end, diversified management investment company commonly referred to as a "mutual fund." The Fund is a "no-load" fund, meaning that a buyer pays no commissions or sales load when buying shares of the Fund. This Prospectus describes the securities offered by the Fund.

          The Fund is a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), a Delaware business trust, and invests in the Portfolio that, in turn, invests in securities in accordance with an investment objective, policies and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund and other investors who invest in the Portfolio "feed" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:

                                     Shareholders

     BUY SHARES IN      [down arrow]

                                         Fund

     INVESTS IN         [down arrow]

                                      Portfolio

     INVESTS IN         [down arrow]

                                      Stocks and
                                   Other Securities

          The trustees of the Trust believe that this structure may benefit shareholders, since investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. For more information about this structure, see "Additional Information About Master/Feeder Structure."

          The Fund is designed primarily for investment by trust companies or trust departments of other financial institutions regulated by federal or state governmental authority, whether purchasing for their own account or for accounts over which they exercise full or shared investment power in a fiduciary, agency, advisory, custodial or similar capacity

4. INVESTMENT OBJECTIVE AND POLICIES AND RISK FACTORS


          The Fund's investment objective is long-term capital appreciation. The Fund pursues its goal by investing in a portfolio consisting primarily of common stocks of well-established foreign companies. The Portfolio considers a company to be foreign if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. The Portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes. The Fund does not invest to provide current income, although some income may be produced while managing the Portfolio.


-         The Portfolio's investment manager generally looks for companies with:

- Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

- Business operations predominantly in well-regulated and more stable foreign markets

- Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.


          The Fund invests all of its investable assets in the Portfolio, which has the same goals and policies as the Fund. The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Portfolio has been weighted toward countries in Western Europe, Australia and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio currently considers mid-sized to large market capitalizations to be those in excess of $1 billion. The Portfolio may also take positions in convertible securities, preferred stocks, corporate bonds and short- and long-term foreign or U.S. government securities.


          There are additional risks with investing in foreign countries, especially in developing countries -- specifically, economic, currency, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts. The Fund is not intended to be a complete investment program on its own, but may serve to diversify other types of investments in an investor's portfolio.

          The investment objective of the Fund and the Portfolio is considered fundamental, meaning that it cannot be changed without a vote of the shareholders of the Fund and, as to the Portfolio's objective, of the investors in the Portfolio. There can be no assurance that the Fund's or the Portfolio's investment objective will be realized. Following is additional information about some of the specific types of securities and other instruments in which the Portfolio may invest:

          FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Portfolio. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. The Portfolio's investments may include American Depositary Receipts
(ADRs). The Portfolio may also invest in European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which the Portfolio invests may be considered passive foreign investment companies (PFICs), which are described in greater detail in the Statement of Additional Information.

          There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Portfolio to experience losses or miss investment opportunities.

          Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Portfolio will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

          Since the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

          SECTOR FOCUS. A significant portion of the Portfolio's assets may be invested in a relatively small number of related industries. However, the Portfolio will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market risk (share price volatility) and liquidity risk.

          HEDGING TRANSACTIONS. The Portfolio is authorized to make limited commitments in certain foreign currency forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. Forward contracts are obligations between two parties to exchange particular goods or instruments (such as foreign currencies) at a set price on a future date. The Portfolio currently intends that it will use forward contracts only for hedging purposes and that it may enter into forward foreign currency exchange contracts, provided the aggregate value of all outstanding contracts does not exceed the value of the Portfolio's assets. Although a hedging transaction may, for example, partially protect the Portfolio from a decline in the foreign exchange price of a particular security or its portfolio generally, hedging may also limit the potential return to the Portfolio due to positive foreign exchange movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, forward foreign currency exchange contracts do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire.

          The Portfolio will generally enter into forward foreign currency exchange contracts either with respect to specific transactions or with respect to the Portfolio's security positions. For example, the Portfolio may enter into a forward contract in order to fix the price (in terms of a specified currency, which may be U.S. dollars or a foreign currency) for securities it has agreed to buy or sell or is considering buying or selling. Further, when the Sub-Advisor believes that a particular foreign currency in which some or all of the Portfolio's investments are denominated may decline compared to the U.S. dollar, the Portfolio may enter into a forward contract to sell the currency that is expected to decline (or another currency which acts as a proxy for that currency). However, the Portfolio will be permitted to make such investments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Portfolio is attempting to hedge, such as a portion or all of its securities denominated in a specific foreign currency. To ensure that the Portfolio will be able to meet its obligations under its forward foreign currency exchange contracts, the Portfolio will be required to place liquid assets in a segregated account with its custodian bank or to set aside securities to "cover" its commitments in these contracts.

          Forward foreign currency exchange contracts are privately negotiated (i.e., over-the-counter) and the parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated delivery of the underlying foreign currency. Transactions in forward foreign currency exchange contracts by the Portfolio involve the potential for a loss that may exceed the amount of commitment the Portfolio would be permitted to make in those contracts under its investment limitations. The principal risks of the Portfolio's use of forward foreign currency exchange contracts are: (a) losses resulting from currency market movements not anticipated by the Portfolio; (b) possible imperfect correlation between movements in the prices of forward contracts and movements in the spot (i.e., cash) prices of the currencies hedged or used to cover such positions; (c) lack of assurance that the Portfolio will be able to enter into an offset or termination of the contract at any particular time; and
(d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

          Although they currently have no intention of doing so, the trustees of Worldwide Portfolios may, without shareholder approval, authorize the Portfolio to invest in certain types of other instruments for hedging purposes, such as financial futures and options. Appropriate notice to shareholders will be provided of any intention to commence investing in such instruments. Additional detail concerning the Portfolio's transactions in forwards, futures and options and the risks of such investments can be found in the Statement of Additional Information.

          CONVERTIBLE SECURITIES. The Portfolio may also purchase debt or equity securities which are convertible into common stock when the Sub-Advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings assigned by organizations such as Moody's Investors Service, Inc., and Standard & Poor's Corporation, or a similar determination of creditworthiness by the Sub-Advisor. The Portfolio has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Portfolio will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and the Portfolio will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause 20% or more of the Portfolio's assets to be invested in convertible securities rated below investment grade, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to the Statement of Additional Information.

          SECURITIES OF SMALLER COMPANIES. The Portfolio may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

          LENDING PORTFOLIO SECURITIES. The Portfolio may lend its securities to qualified institutional investors such as brokers, dealers or other financial organizations. This practice permits the Portfolio to earn income, which, in turn, can be invested in additional securities to pursue its investment objective. Loans of securities by the Portfolio will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the market value of the Portfolio's total assets.

          ILLIQUID SECURITIES. The Portfolio is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Certain restricted securities, such as Rule 144A securities, may be treated as liquid under this restriction if a determination is made that such securities are readily marketable. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration.

INVESTMENT RESTRICTIONS

          In addition to its investment objective, the Portfolio has adopted a number of restrictions on its investments and other activities that may not be changed without shareholder approval. For example, the Portfolio may not borrow money, except borrowing undertaken from banks for temporary or emergency purposes in amounts not to exceed 25% of the market value of its total assets (including the amount borrowed) and may not make loans (except that the Portfolio may lend portfolio securities and enter into repurchase agreements in accordance with its investment policies). The Portfolio may not invest in any one industry 25% or more of the value of its total assets at the time of investment, nor invest in commodities, except, only for the purpose of hedging, the Portfolio may invest in forward foreign currency exchange contracts and other instruments as specified in greater detail above and in the Statement of Additional Information.

          Further, with respect to 100% of its total assets, the Portfolio may not purchase securities of any issuer (except U.S. Government securities) if, immediately after and as a result of such purchase, the value of the Portfolio's holdings in the securities of that issuer exceeds 5% of the value of its total assets or it owns more than 10% of the outstanding voting securities or of any class of securities of such issuer, although this restriction may be reduced to apply to 75% or more of the Portfolio's total assets without a shareholder vote. For more detail about the Portfolio's investment restrictions, see the Statement of Additional Information.

5. PORTFOLIO TURNOVER

          In pursuit of the Portfolio's investment objective, the Sub-Advisor continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the Sub-Advisor that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund or interests in the Portfolio due to economic, market or other factors that are not within the control of management. The portfolio turnover rate of the Portfolio is shown in the Financial Highlights table above in this Prospectus.

6. ADDITIONAL INFORMATION ABOUT MASTER/FEEDER STRUCTURE

          Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Fund (referred to as a feeder fund) seeks to achieve its investment objective by investing all of its investable assets in the Portfolio (referred to as a master fund). This two-tier structure is known as a master/feeder. The Fund has the same investment objective and policies as the Portfolio. The Fund will invest only in the Portfolio, and the Fund's shareholders will therefore acquire only an indirect interest in the investments of the Portfolio.

          In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors (that is, other feeder funds). Such investors will invest in the Portfolio on the same terms and conditions and will pay their proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to potential differences in expense structures. Accordingly, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are common in this type of mutual fund structure and are also present in other mutual fund structures. Information concerning other investors in the Portfolio (for example, other feeder funds) is available from the Fund at 1-800-706-0539.

          The investment objective of the Fund may not be changed without the approval of the Fund's shareholders. The investment objective of the Portfolio may not be changed without the approval of the investors in the Portfolio, including the Fund. If the objective of the Portfolio changes and the shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the trustees of the Trust will consider other alternatives, including seeking an alternative investment vehicle or directly retaining the Fund's own investment advisor.

          Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a larger fund invests or withdraws from the Portfolio, the remaining funds may experience lower or higher pro rata operating expenses. Lower returns could possibly result from a large withdrawal. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Also, a fund with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio.

          Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

          The Fund may withdraw its investment in the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund to do so. Certain changes in the Portfolio's investment objective, policies and limitations may require the Fund to withdraw its investment in the Portfolio. Upon any such withdrawal, the trustees would consider what action might be taken, including investing the Fund's assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment advisor to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in-kind may adversely affect the liquidity of the Fund.

          This Prospectus and the Statement of Additional Information contain more detailed information about this master/feeder organizational structure, including information related to: (i) the investment objective, policies and restrictions of the Fund and the Portfolio; (ii) the trustees and officers of the Trust and Worldwide

Portfolios, and the management of the Fund and the Portfolio; (iii) portfolio transactions and brokerage commissions; (iv) the Fund's shares, including the rights and liabilities of its shareholders; (v) additional performance information, including the method used to calculate total return; and (vi) the determination of the value of the shares of the Fund. The master/feeder fund structure is still relatively new and lacks a substantial history.

7. MANAGEMENT AND INVESTMENT ADVICE

          The Fund and the Portfolio are each supervised by their own trustees who are responsible for major decisions about the policies and oversight of the Fund and the Portfolio. The trustees hire the companies that run day-to-day Fund and Portfolio operations, such as the investment advisor, administrator, transfer agent and custodian. A majority of the trustees of the Trust and Worldwide Portfolios who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or Worldwide Portfolios ("Independent Trustees") have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of both the Trust and Worldwide Portfolios, up to and including creating a new board of trustees for the Trust or Worldwide Portfolios. For more information about the trustees and officers of the Fund and the Portfolio, see the Statement of Additional Information.

THE ADVISOR

          The investment advisor to the Portfolio is BBOI Worldwide LLC (the "Advisor" or "BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. The Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio, such as coordinating certain matters relating to the operations of the Portfolio and monitoring the Portfolio's compliance with all applicable federal and state securities laws. Currently, the Advisor serves in this capacity only to the Portfolio.

          The Advisor is a Delaware limited liability company formed in 1996. Since the Advisor was only recently formed, it has only limited prior experience as an investment advisor. However, the Advisor is a joint venture between Berger Associates, Inc. ("Berger Associates") and Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the Sub-Advisor to the Portfolio, which have both been in the investment advisory business for many years.

          Berger Associates and BIAM each own a 50% membership interest in the Advisor and each have an equal number of representatives on the Advisor's Board of Managers. Berger Associates' role in the joint venture is to provide administrative services, and BIAM's role is to provide international and global investment management expertise. Agreement of representatives of both Berger Associates and BIAM is required for all significant management decisions.


          Berger Associates serves as investment advisor or sub-advisor to mutual funds and other institutional investors, and had assets under management of more than $3.9 billion as of September 30, 1997. Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. BIAM is described immediately below.


THE SUB-ADVISOR

          Since its founding in 1966, Bank of Ireland's investment management group has become recognized among international and global investment managers, serving clients in Europe, the United States, Canada, Australia and South Africa. BIAM, the Sub-Advisor to the Portfolio, is an indirect wholly-owned subsidiary of Bank of Ireland. Bank of Ireland, founded in 1783, is a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM which serves primarily institutional clients in the United States and

Canada. Bank of Ireland and its affiliates managed assets for clients worldwide in excess of $25 billion as of September 30, 1997.


          As permitted in its Investment Advisory Agreement with the Portfolio, the Advisor has delegated day-to-day portfolio management responsibility to BIAM, as the Sub-Advisor. As Sub-Advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios.

          BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 20 Horseneck Lane, Greenwich, CT 06830.

          All investment decisions made for the Portfolio by the Sub-Advisor are made by a team of BIAM investment personnel. No one individual is primarily responsible for making the day-to-day investment decisions for the Portfolio. Most of the investment professionals at BIAM have been with BIAM at least 10 years.

          Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits the Sub-Advisor, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, the Sub-Advisor will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

ADVISORY FEES

          Under the Investment Advisory Agreement for the Portfolio, the Advisor is compensated for its services to the Portfolio by the payment of a fee at the annual rate of 0.90% of the average daily net assets of the Portfolio. Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

          The Portfolio pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, the Sub-Advisor may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the Advisor.

8. EXPENSES OF THE FUND

          The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, the fees payable to the Advisor under the Investment Advisory Agreement; expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the

Portfolio; transfer agent, recordkeeping and pricing agent fees; and such other non-recurring and extraordinary items as may arise from time to time.

          Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

          Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the shareholders of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

SERVICE ARRANGEMENTS FOR THE FUND

          Under the Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Trust. The Advisor is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code of 1986, registering sufficient Fund shares under federal and state securities laws, and arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of (i) 0.10% of its average daily net assets, or (ii) the Advisor's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by the Advisor), plus an additional 0.01% of the Fund's average daily net assets. The trustees of the Trust regularly review amounts paid to and expenditures incurred by the Advisor pursuant to the Administrative Services Agreement. In addition, in the event that the Advisor's duties under the Administrative Services Agreement are delegated to another party, the Advisor may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.

          The Fund and/or its Advisor may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's Advisor may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order.
Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

          Under a Sub-Administration Agreement between the Advisor and Berger Associates, Berger Associates has been delegated the responsibility to perform certain administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at the Advisor's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by the Advisor of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from the Advisor, which will not affect the fee paid by the Fund to the Advisor under the Administrative Services Agreement. Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by the Advisor. Approximately 41% of the outstanding shares of DST are owned by KCSI, which also owns all the outstanding shares of Berger Associates.


SERVICE ARRANGEMENTS FOR THE PORTFOLIO

          Under the Investment Advisory Agreement between the Advisor and the Portfolio, in addition to providing advisory services, the Advisor is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The Advisor is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

          The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

          The trustees of Worldwide Portfolios have authorized the Sub-Advisor to consider sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares as factors in the selection of broker-dealers to execute securities transactions for the Portfolio. In placing portfolio business with such broker-dealers, the Sub-Advisor will seek the best execution of each transaction.

DISTRIBUTOR

          The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger Associates, and certain officers of the Fund are officers or directors of the Distributor.

9. PURCHASE OF SHARES IN THE FUND

          The Fund is designed primarily for investment by trust companies or trust departments of other financial institutions regulated by federal or state governmental authority, whether purchasing for their own account or for accounts over which they exercise full or shared investment power in a fiduciary, agency, advisory, custodial or similar capacity.

          Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for shares of the Fund is $1,000,000. To purchase shares in the Fund, simply complete the application form enclosed with this Prospectus and mail it to the Fund c/o DST Systems, Inc., the Fund's transfer agent, as follows:

          Berger Funds
          c/o DST Systems, Inc.
          P.O. Box 419958
          Kansas City, MO  64141

          Additional investments may be made at any time by telephone or by mail at the relevant net asset value by calling or writing the Fund.

          A confirmation indicating the details of the transaction will be sent promptly. Unless full shares only are specified, all purchases will be made in full and fractional shares calculated to three decimal places.

          All purchase orders are effected at the net asset value per share of the Fund next determined after the purchase order, along with a completed application and payment, is received and accepted by the Fund, its authorized agent or designee. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day. See "Redemptions of Fund Shares - Redemptions by Telephone" for the Fund's policies and procedures on effecting transactions by telephone.

          Payment for shares purchased may be made as follows:

          BY WIRE OR ELECTRONIC FUNDS TRANSFER. Payment for shares purchased may be made by wire or electronic funds transfer. Please call DST Systems, Inc. at 1-800-960-8427 for current wire or electronic funds transfer instructions. The following information may be requested: name of authorized person; shareholder name; shareholder account number; name of Fund; amount being wired or transferred; and name of wiring or transferring bank.

          BY MAIL. Alternatively, payment for shares purchased may be made by mail, so long as payment is accompanied or preceded by a completed account application. Payment should be made by check or money order drawn on a United States bank and made payable to the "Berger Funds." The Fund will not accept purchases by cash, credit card, third-party checks or checks drawn on foreign banks.

          Fund shares may also be purchased through certain organizations which make available investment accounts, programs or pension or retirement plans. These organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be applicable to an investor who purchases the Fund shares directly from the Fund.

          The Fund will, at its discretion, accept orders transmitted by these organizations although not accompanied by payment for the shares being purchased. Payment must be received by the Fund within three business days after acceptance of the order. The price at which a purchase will be effected is based on the next calculation of net asset value after the order is received by the Fund, its authorized agent or designee.

          The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders, when in the judgment of management, such withdrawal or rejection is in the best interest of the Fund. The Fund also reserves the right at any time to waive the minimum investment requirements applicable to initial investments or to increase the minimum investment or account balance requirements following notice.

          Investors may, subject to the approval of the Trust and Worldwide Portfolios, purchase shares of the Fund with liquid securities that are eligible for purchase by the Portfolio (consistent with the Fund's and the Portfolio's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the valuation policies of the Trust and Worldwide Portfolios. These transactions will be effected only if the Sub-Advisor intends to retain the securities in the Portfolio as an investment. Assets so purchased will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Portfolio's assets at the time of purchase. The Trust and Worldwide Portfolios reserve the right to amend or terminate this practice at any time.

10. NET ASSET VALUE

          The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the Exchange (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.


          The Portfolio's securities and other assets are valued as follows: securities are valued at market value or, if market quotations are not readily available, may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. See the Statement of Additional Information for more detailed information.

          Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.


          The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as customary U.S. holidays) and the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

          Since the Fund does not impose any front-end sales load or redemption fee, both the purchase price and the redemption price of a Fund share are the same and will be equal to the next calculated net asset value of a share of the Fund.

11. OPEN ACCOUNT SYSTEM AND CONFIRMATIONS

          All investor accounts are maintained on a book-entry basis. Shares purchased by dividend reinvestment, and shares redeemed under a Systematic Withdrawal Plan, will be confirmed after the end of each calendar quarter. Following any other investment or redemption, the investor will receive a printed confirmation indicating the dollar amount of the transaction, the per share price of the transaction and the number of shares purchased or redeemed.

12. REDEMPTION OF FUND SHARES

          (i) SHARE REDEMPTIONS BY MAIL. The Fund will redeem, at current net asset value, all shares of the Fund offered for redemption. The redemption price of shares tendered for redemption will be the net asset value next determined after receipt of all required documents by the Fund, its authorized agent or designee. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. Shareholders who purchased their shares directly from the Fund may redeem all or part of their shares in the Fund by sending a written request to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The written request for redemption must be signed by each registered owner exactly as the shares are registered and must clearly identify the account and the number of shares or the dollar amount to be redeemed.

          The signatures of the redeeming shareholders must be guaranteed by a national or state bank, a member firm of a domestic stock exchange or the National Association of Securities Dealers (NASD), a credit union, a federal savings and loan association or another eligible guarantor institution if the redemption: is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; or is being mailed to an address other than the one on record. A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR. The Fund also reserves the right to require a signature guarantee under other circumstances. The signature guarantees must appear, together with the signatures of the registered owners, (i) on the written request for redemption which clearly identifies the account and the number of shares to be redeemed, (ii) on a separate instrument of assignment ("stock power") which may be obtained from a bank or broker, or
(iii) on any share certificates tendered for redemption. The use of signature guarantees is intended to protect the shareholder and the Fund from a possibly fraudulent application for redemption.

          (ii) REDEMPTIONS BY TELEPHONE. All shareholders have Telephone Transaction Privileges to authorize purchases, exchanges or redemptions unless they specifically decline this service on the account application or by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The telephone redemption option is not available for shares held in retirement accounts sponsored by the Fund. Redemption requests may be made by telephoning DST Systems, Inc., at 1-800-960-8427. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. As discussed above, certain requests must be in writing and the signature of a redeeming shareholder must be signature guaranteed, and therefore shares may not be redeemed by telephone, if the redemption: is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; is being mailed to an address other than the one on record; or the shares are represented by share certificates issued to the shareholder.

          All telephone transactions are recorded and written confirmations indicating the details of all telephone transactions will promptly be sent to the shareholder of record. Prior to accepting a telephone transaction, the shareholder placing the order may be required to provide certain identifying information. A shareholder electing to communicate instructions by telephone may be giving up some level of security that would otherwise be present were the shareholder to request a transaction in writing. Neither the Fund nor its transfer agent or Advisor assume responsibility for the authenticity of instructions communicated by telephone which are reasonably believed to be genuine and which comply with the foregoing procedures. The Fund, and/or its transfer agent, may be liable for losses resulting from unauthorized or fraudulent telephone instructions in the event these procedures are not followed.

          In times of extreme economic or market conditions, redeeming shares by telephone may be difficult. The Fund may terminate or modify the procedures concerning the telephone redemption and wire transfer services at any time, although shareholders of the Fund will be given at least 60 days' prior notice of any termination or material modification. The Advisor may, at its own risk, waive certain of these redemption requirements.

          (iii) PAYMENT FOR REDEEMED SHARES. Payment for shares redeemed upon written request will be made by draft and generally will be sent within three business days after receipt by the transfer agent of the properly executed redemption request and any outstanding certificates for the shares to be redeemed. Payment for shares redeemed by telephone will be made by draft payable to the account name(s) and address exactly as registered, and generally will be sent within three business days following the date of the request for redemption.

          A shareholder may request that payment for redeemed shares of the Fund be made by wire or electronic funds transfer. Shareholders may elect to use these services on the account application or by providing the Fund with a signature guaranteed letter requesting these services and designating the bank to receive all wire or electronic funds transfers. A shareholder may change the predesignated bank of record by providing the Fund with written, signature guaranteed instructions. Redemption proceeds paid by wire transfer generally will be transmitted to the shareholder's predesignated bank account on the next business day after receipt of the shareholder's redemption request. Redemption proceeds paid by electronic funds transfer will be electronically transmitted to the shareholder's predesignated bank account on the second business day after receipt of the shareholder's redemption request. There is no fee for wire or electronic funds transfer of proceeds from the redemption of Fund shares.

          Shareholders may encounter delays in redeeming shares purchased by check (other than cashier's or certified checks) or electronic funds transfer if the redemption request is made shortly after the date of purchase. Proceeds from the redemption of shares purchased by such methods may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date. The foregoing policy is to ensure that all payments for the shares being redeemed have been honored. In addition to the foregoing restrictions, no redemption payment can be made for shares which have been purchased by telephone order until full payment for the shares has been received. In any event, valid redemption requests concerning shares for which full payment has been made will be priced at the net asset value next determined after receipt of the request.

          (iv) REDEMPTION IN-KIND. The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash.

          (v) REDEMPTIONS BY THE FUND. As a means of reducing its expenses, the Fund is authorized to redeem involuntarily all shares held in accounts with a value of less than $1,000,000. Such redemptions will be permitted only when the account is reduced below the minimum value by redemption, and not by declines in per share net asset value. As a result, accounts established with the applicable minimum investment might be subject to redemption after only a small redemption has been made by the shareholder. At least 60 days' written notice will be given to a shareholder before such an account is redeemed. During that time, the shareholder may add sufficient funds to the account. If such amount is not added to the account, all shares remaining in the account will be subject to redemption at the per share net asset value next determined after the 60th day following the notice. A draft for the proceeds will be sent to the shareholder unless a share certificate has been issued, in which case payment will be made upon surrender of the certificate.

13. EXCHANGE PRIVILEGE

          By telephoning the Fund at 1-800-960-8427, or writing to the Fund, c/o DST at P.O. Box 419958, Kansas City, MO 64141, any shareholder may exchange, without charge, any or all of the shareholder's shares in the Fund (subject to applicable minimum account balance requirements) for shares of any of the other publicly available Berger Funds. Exchanges may be made only if the Berger Fund into which a shareholder wishes to exchange shares is eligible for sale in the shareholder's state of residence.

          It is each investor's responsibility to obtain and read a prospectus of the Berger Fund into which the investor is exchanging. By giving exchange instructions, a shareholder will be deemed to have acknowledged receipt of the prospectus for the Berger Fund being purchased. Up to four exchanges out of the Fund are permitted during the calendar year. This limit helps keep the Fund's net asset base stable and reduces the Fund's administrative expenses. In times of extreme economic or market conditions, exchanging Fund shares by telephone may be difficult. See "Redemption of Fund Shares - Redemptions by Telephone" for procedures for telephone transactions.

          Redemptions of shares in connection with exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, a letter or call must be received before that day's close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for U.S. Federal income tax purposes.

          All exchanges are subject to the minimum and subsequent investment requirements of the fund into which shares are being exchanged. Exchanges will be accepted only if the registration of the two accounts is identical. Neither the Fund, the Berger Funds, nor their transfer agents or advisors assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine. See "Redemption of Fund Shares - Redemptions by Telephone" for procedures for telephone transactions. All shareholders have Telephone Transaction Privileges to authorize exchanges unless they specifically decline this service on the account application or by writing to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141.

14. PLANS AND PROGRAMS


          The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a Berger Funds IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-706-0539 or write to The Berger Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-960-8427.


          The Fund also offers a systematic withdrawal plan. Forms to establish such a plan may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-960-8427.

15. INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

DISTRIBUTIONS OF INCOME AND GAINS

          The Fund intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of the Fund to distribute annually all of its net realized capital gains.

          All dividends and capital gains distributions paid by the Fund will be automatically reinvested in shares of the Fund at the net asset value on the ex-dividend date unless an investor specifically requests that either dividends or distributions, or both, be paid in cash. The election to receive dividends or distributions in cash or to reinvest them in Fund shares may be changed by calling the Berger Funds at 1-800-960-8427 or by written request to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, and must be received at least ten days prior to the record date of any dividend or capital gains distribution.

          Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, shareholders of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.

SHAREHOLDER TAXES

          Generally, shareholders will owe tax on amounts distributed to them by the Fund whether they reinvest them in additional shares or receive them in cash. Shareholders not subject to tax on their income generally will not be required to pay any income tax on amounts distributed to them.

          Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to a shareholder at the applicable mid-term or long-term capital gains rate, regardless of how long the shareholder has owned Fund shares. Distributions from other sources generally are taxed as ordinary income.

          Each year the Fund will send shareholders a Form 1099 for any distributions made to nonretirement accounts. This form will detail the tax status for federal income tax purposes of distributions made to shareholders that year.

          If a shareholder redeems Fund shares that have appreciated in value, the shareholder will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, a shareholder will also have a taxable gain upon exchange if the shares redeemed have appreciated in value.

TAX TREATMENT OF THE FUND

          In general, as long as the Fund qualifies under certain federal tax laws, it will not be subject to federal income tax on income and capital gains that it distributes to its shareholders. The Fund has qualified, and intends to continue to qualify, under those laws. The Fund also intends to avoid an excise tax on undistributed income by making timely distributions.

ADDITIONAL TAX INFORMATION

          Shareholders should also consult their own tax advisors, since this is only a summary and may not cover every particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the Statement of Additional Information.

16. ADDITIONAL INFORMATION

          The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series or fund under the Trust and was originally named the Berger/BIAM International Institutional Fund. Since the Trust and the Fund were only recently organized, they have only limited prior operating history, although the Fund calculates its performance taking into account the prior performance of a pool of assets that was transferred into the Portfolio as described under "Performance" below. Effective June 1997, the Fund's name was changed to the International Equity Fund.

          The Trust is authorized to issue an unlimited number of shares of beneficial interest in series. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. As of the date of this Prospectus, the series comprising the International Equity Fund is one of three series established under the Trust, although others may be added in the future. Shares of the Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

          Shareholders of the International Equity Fund and the other funds or series of the Berger/BIAM Worldwide Funds Trust generally vote separately on matters relating to those respective funds, although they vote together and with the holders of any other series of the Trust issued in the future in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote. Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.

          If shareholders owning at least 10% of the outstanding shares of the Berger/BIAM Worldwide Funds Trust so request, a special shareholders' meeting will be held for the purpose of considering the removal of a trustee of the Trust. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

          The Fund invests all of its investable assets in the Portfolio, a series of Worldwide Portfolios, which is also a Delaware business trust divided into series. Investors in each series of Worldwide Portfolios will vote separately or together in the same manner as shareholders of the Trust's series. For more information on the Trust and Worldwide Portfolios, see "Additional Information" in the Statement of Additional Information.

          The Glass-Steagall Act prohibits a depository institution and certain affiliates from underwriting or distributing most securities and from affiliating with businesses engaged in certain similar activities. BIAM believes that it may perform the services for the Portfolio contemplated by this Prospectus consistent with the Glass-Steagall Act and other applicable banking laws and regulations. However, future changes in either Federal or state statutes and regulations concerning the permissible activities of banks and their affiliates, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent BIAM from continuing to perform those services for the Portfolio. If the circumstances described above should change, the trustees of the Trust and Worldwide Portfolios would review the relationships with BIAM and consider taking all actions appropriate under the circumstances.

17. PERFORMANCE

          From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, MONEY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's 500 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Nasdaq Composite Index, or more narrowly-based or blended indices which reflect the market sectors in which the Fund invests.

          The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

          The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

          Any performance figures for the Fund are based upon historical results and do not guarantee future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          The Portfolio commenced operations in October 1996, upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM has provided day-to-day portfolio management as sub-advisor since the inception of the Pool. BIAM's bank holding company parent indirectly owns a 23.5% interest in the parent of Citizens Bank New Hampshire. The investment objective, policies, limitations, guidelines and strategies of the Pool were materially equivalent to those of the Fund and the Portfolio. Assets from the Pool were transferred to the Fund which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio (in which the Fund invests all of its investable assets) were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by Berger Associates.

          The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940 (the "1940 Act"). Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted at the time of the transfer to reflect any anticipated increase in fees and expenses for the Fund (that is, adjusted to reflect any anticipated increase in expenses, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested).

          Shareholders with questions should write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-706-0539.

          Prospectuses are also available upon request for the following funds advised by Berger Associates, Inc.: the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Small Cap Value Fund, the Berger Mid Cap Growth Fund, the Berger 100 Fund, the Berger Growth and Income Fund and the Berger Balanced Fund. Please call 1-800-706-0539 for information.

                              INTERNATIONAL EQUITY FUND

                         STATEMENT OF ADDITIONAL INFORMATION

                         SHAREHOLDER SERVICES: 1-800-551-5849


     This Statement of Additional Information ("SAI") about the International Equity Fund (the "Fund"), a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), is not a prospectus. It should be read in conjunction with the Prospectus describing the Fund, dated January 31, 1998, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-706-0539.


     The Fund is a no-load mutual fund. The investment objective of the Fund is long-term capital appreciation. The Fund pursues its goal by investing in a portfolio consisting primarily of common stocks of well-established foreign companies. The portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes. The Fund does not invest to provide current income, although some income may be produced while managing the portfolio.

     The Fund invests all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), which has the same goals and policies as the Fund. The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Portfolio has been weighted toward countries in Western Europe, Australia and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio may also take positions in convertible securities, preferred stocks, corporate bonds and short- and long-term foreign or U.S. government securities.

     The Fund is an open-end management investment company organized as a diversified series of the Trust. UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO, AS DESCRIBED ABOVE. Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by BBOI Worldwide LLC ("BBOI" or the "Advisor"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor").






                                   JANUARY 31, 1998

                                  TABLE OF CONTENTS
                                          &
                            CROSS-REFERENCES TO PROSPECTUS



                                                            Cross-References to
                                                            Related Disclosures
     Table of Contents                                         in Prospectus
     -----------------                                      -------------------

     Introduction                                                Section 3

1.   Investment Policies                                         Section 3, 4, 5

2.   Investment Restrictions                                     Section 4

3.   Management of the Fund                                      Section 7

4.   Investment Advisor and Sub-Advisor                          Section 7

5.   Expenses of the Fund                                        Section 7, 8

6.   Brokerage Policy                                            Section 7, 8

7.   Purchase of Shares                                          Section 9

8.   Net Asset Value                                             Section 10

9.   Income Dividends, Capital Gains                             Section 15
     Distributions and Tax Treatment

10.  Suspension of Redemption Rights                             Section 12

11.  Plans and Programs                                          Section 14

12.  Exchange Privilege                                          Section 13, 14

13.  Performance Information                                     Section 17

14.  Additional Information                                      Section 16

     Financial Statements

                                     INTRODUCTION

     The International Equity Fund is a mutual fund, or an open-end, management investment company. The Fund is a diversified fund. The investment objective of the Fund is long-term capital appreciation. This is also the investment objective of the Portfolio in which the Fund invests all of its investable assets. The Fund does not invest to provide current income, although some income may be produced while managing the portfolio.

1.   INVESTMENT POLICIES

     The Prospectus discusses the investment objective of the Fund and the Portfolio and the primary policies to be employed to achieve that objective. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and portfolio strategies that the Portfolio may utilize and certain risks attendant to those investments, policies and strategies.

     COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.


     DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Portfolio will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Portfolio will consider the security as rated in the higher category. If nonconvertible securities purchased by the Portfolio are downgraded to below investment grade following purchase, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all
relevant circumstances.   For a further discussion of debt security ratings, see
Appendix A to this SAI.



     Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Portfolio. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Portfolio will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

     FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Portfolio. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. The Portfolio's investments may include American Depositary Receipts
(ADRs). The Portfolio may also invest in European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which the Portfolio invests may be considered passive foreign investment companies (PFICs), which are described in greater detail below.

     There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Portfolio to experience losses or miss investment opportunities.

     Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Portfolio will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Since the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Portfolio may purchase the securities of certain foreign investment funds or trusts considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. In addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

     SECTOR FOCUS. A significant portion of the Portfolio's assets may be invested in a relatively small number of related industries. However, the Portfolio will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market risk (share price volatility) and liquidity risk.


     HEDGING TRANSACTIONS. As described in the Prospectus, the Portfolio is authorized to make limited commitments in certain foreign currency forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. A hedging transaction may partially protect the Portfolio from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Portfolio's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire.


     Use of these instruments by the Portfolio involves the potential for a loss that may exceed the Portfolio's initial commitment to a forward contract. However, the Portfolio is permitted to use forwards for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Portfolio is attempting to hedge, such as a portion or all of its exposure to equity securities denominated in a particular currency. To help ensure that the Portfolio will be able to meet its obligations under forward contracts entered into by the Portfolio, the Portfolio will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

     The principal risks of the Portfolio utilizing forward contracts are:
(a) losses resulting from market movements not anticipated by the Portfolio;
(b) possible imperfect correlation between movements in the prices of forwards and movements in the prices of the securities or positions hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular contract at any particular time; and (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

     Any utilization of forwards or any other hedging technique (investing, for example, in futures or options) is subject to policies and procedures which may be established and changed by the trustees from time to time without shareholder vote. Currently, the Portfolio is authorized to utilize forward contracts only for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Portfolio to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Portfolio would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the Advisor or Sub-Advisor may be required to obtain bank regulatory approval before the Portfolio engages in futures and options transactions. The following information should be read in conjunction with the information concerning the Portfolio's investment in forwards and the risks of such investments contained in the Prospectus.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the asset at the time of delivery. The Portfolio currently intends that the only forward contracts or commitments that it might use are forward foreign currency exchange contracts and that it may use such contracts solely for hedging purposes, although the Portfolio may enter into additional forms of forward contracts or commitments in the future for hedging purposes if they become available and advisable in light of the Portfolio's objective and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized, exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with aggregate stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge"). The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward foreign currency exchange contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another limits the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if the Sub-Advisor's projection of future exchange rates is inaccurate.

     The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts.

     While forward contracts are not currently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. The Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets. In addition, when the Portfolio enters into a privately negotiated forward contract with a counterparty, the Portfolio assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Portfolio intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Portfolio becomes unacceptably high.

     CONVERTIBLE SECURITIES. The Portfolio may also purchase debt or equity securities which are convertible into common stock when the Sub-Advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings assigned by organizations such as Moody's Investors Service, Inc., and Standard & Poor's Corporation, or a similar determination of creditworthiness by the Sub-Advisor. The Portfolio has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Portfolio will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and the Portfolio will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause 20% or more of the Portfolio's assets to be invested in convertible securities rated below investment grade, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

     SECURITIES OF SMALLER COMPANIES. The Portfolio may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

     LENDING OF SECURITIES. As discussed in the Prospectus, the Portfolio may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, the Portfolio will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Portfolio's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan, which interest may include the Portfolio's investing cash collateral in interest bearing short-term investments, and (e) the Portfolio receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

     The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Portfolio's total assets. Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by Worldwide Portfolio's trustees.

     ILLIQUID AND RESTRICTED SECURITIES. The Portfolio is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Portfolio's Sub-Advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Portfolio's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

     REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is a means of investing cash for a short period. A repurchase agreement is an agreement under which the Portfolio acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument.

     In these transactions, the securities acquired by the Portfolio (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the Sub-Advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Portfolio. The Portfolio will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Portfolio's net assets would be invested in such repurchase agreements and other illiquid securities.

     These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Portfolio if the other party defaults on its obligation and the Portfolio is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Portfolio not within the control of the Portfolio and therefore the realization by the Portfolio on such collateral may automatically be stayed and delayed. Further, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Portfolio expects that these risks can be controlled through careful monitoring procedures.

     SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Portfolio may invest in securities of companies with limited operating histories. The Portfolio considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

     SPECIAL SITUATIONS. The Portfolio may also invest in special situations, that is, in common stocks of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services. Examples of special situations are companies being reorganized or merged, companies having unusual new products, or which enjoy particular tax advantages, or companies that are run by new management or may be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these issuers and their circumstances. In addition, stocks of companies in special situations may be more volatile, since the market value of these stocks may decline if an anticipated event or benefit does not materialize.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. However, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction.

     When the Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Portfolio's purchase commitments.


     PORTFOLIO TURNOVER. The portfolio turnover rate of the Portfolio is shown in the Financial Highlights table in the Prospectus. In pursuit of the Portfolio's investment objective, the Sub-Advisor continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the Sub-Advisor that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Portfolio due to economic, market or other factors that are not within the control of management.


2.   INVESTMENT RESTRICTIONS

     The Fund has adopted an investment policy that it may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its investable assets in the securities of another open-end investment company or series thereof with substantially the same investment objective, policies and limitations as the Fund.

     All other fundamental and non-fundamental investment policies and restrictions of the Fund and the Portfolio in which all the Fund's investable assets are invested are identical. Therefore, although the following investment restrictions refer to the Portfolio and the trustees of Worldwide Portfolios, they apply equally to the Fund and the trustees of the Trust.

     The Portfolio has adopted certain fundamental and non-fundamental restrictions on its investments and other activities. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Portfolio present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.

     The following fundamental restrictions apply to the Portfolio. The Portfolio may not:

     1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

     2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

     3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Portfolio's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Portfolio's total assets taken at market value. When borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase portfolio securities.

     4. Act as a securities underwriter (except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

     5. Make loans, except that the Portfolio may enter into repurchase agreements and may lend portfolio securities in accordance with the Portfolio's investment policies. The Portfolio does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

     In applying the industry concentration investment restriction (no. 2 above), the Portfolio uses the industry groups designated by the Financial Times World Index Service.

     The trustees have adopted additional non-fundamental investment restrictions for the Portfolio. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

     1. With respect to 100% of the Portfolio's total assets, the Portfolio may not purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

     2. The Portfolio may not purchase securities on margin from a broker or dealer, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the

Portfolio from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

     3. The Portfolio may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

     4. The Portfolio may not invest in companies for the purposes of exercising control of management.

     5. The Portfolio may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Portfolio, taken at market value at the time of purchase would be invested in such securities.

     6. The Portfolio may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Portfolio may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Portfolio's assets.

     7. The Portfolio may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

3.   MANAGEMENT OF THE FUND

     The trustees and executive officers of the Trust are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations. The trustees and executive officers of the Trust also serve in the same capacities as trustees and officers of Worldwide Portfolios.

     MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT 59717, age 60. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

* GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO 80206, age 55. President and a director of Berger 100 Fund and Berger Growth and Income Fund, and President and a trustee of Berger Investment Portfolio Trust and Berger Omni Investment Trust, since February 1997. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. Member and Chairman of the Board of Managers and Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. A Vice President of DST Systems, Inc. (data processing) since July 1995. Formerly President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995 and Chief Operating Officer of SunAmerica Asset Management Co. (money management) from January 1990 to February 1992.

     DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, age 69.
          President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 72. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates, Inc.

     LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, age 72.  President,
          Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     KATHERINE A. CATTANACH, 384 South Ogden, Denver, CO 80209, age 52.
          Managing Principal, Sovereign Financial Services, Inc.(investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.


* DENIS CURRAN, 20 Horseneck Lane, Greenwich, CT 06830, age 51. President and a director since December 1994, and Senior Vice President and a director from September 1991 to December 1994, of Bank of Ireland Asset Management (U.S.) Limited (investment advisory firm). Member of the Board of Managers and Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since November 1996.


     PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602, age
          52. Since 1991, Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions). Since September 1997, President, Chief Executive Officer and a director of DST Catalyst, Inc. (international financial markets consulting, software and computer services company). Prior thereto (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM

          Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, age
          64. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995.
          Director of Berger 100 Fund and Berger Growth and Income Fund.
          Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, age 69.
          President, Sinclaire Cattle Co., and private investor. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    CRAIG D. CLOYED, 210 University Boulevard, Suite 900, Denver, CO 80206, age
          51. Vice President of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Vice President of Berger Omni Investment Trust since February 1997. Also, Senior Vice President (since January 1997), Vice President (August 1995 to January 1997) and Chief Marketing Officer (since August 1995) of Berger Associates, Inc., and President, CEO and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly (September 1989 to August 1995), Senior Vice President of INVESCO Funds Group (mutual funds).

*    KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver, CO  80206, age
          42. Vice President, Secretary and Treasurer of Berger 100 Fund and Berger Growth and Income Fund since October 1991, of Berger Investment Portfolio Trust since its inception in August 1993, of Berger Institutional Products Trust since its inception in October 1995, of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996, and of Berger Omni Investment Trust since February 1997. Also, Senior Vice President-Finance and Administration (since January 1997), Vice President-Finance and Administration (September 1991 to January 1997), Secretary and Treasurer (since September 1991) of Berger Associates, and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to September 1991) and Financial Consultant with Merrill Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October 1989).
--------------------

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and of the Portfolio's Advisor or Sub-Advisor.

     The trustees of the Trust have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION

     Officers of the Trust receive no compensation from the Trust. However, trustees of the Trust who are not interested persons of the Portfolio's Advisor or Sub-Advisor, who are also trustees of Worldwide Portfolios, are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended September 30, 1997, for each trustee of the Trust and of the other Berger Funds.



--------------------------------------------------------------------------------
     NAME AND POSITION WITH              AGGREGATE           AGGREGATE
          BERGER FUNDS                  COMPENSATION        COMPENSATION
                                           FROM                FROM
                                        THE FUND(1)         ALL BERGER
                                                              FUNDS(2)
--------------------------------------------------------------------------------
Dennis E. Baldwin(3)                       $877               $45,100
William M.B. Berger(3),(4)                  $0                   $0
Louis R. Bindner(3)                        $817               $41,200
Katherine A. Cattanach(3)                  $877               $45,100
Lucy Black Creighton(3),(7)                $861               $41,244
Denis Curran(4),(6)                         $0                   $0
Paul R. Knapp(3)                           $841               $43,300
Gerard M. Lavin(3),(4),(5)                  $0                   $0
Harry T. Lewis(3)                          $830               $43,300
Michael Owen(3)                           $1,065              $54,767
William Sinclaire(3)                       $811               $39,700
--------------------------------------------------------------------------------

(1) Trustee compensation is paid by Worldwide Portfolios to its trustees and borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

(2) Consisting of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust (two series), Berger Institutional Products Trust (four series), Berger/BIAM Worldwide Funds Trust (three series, including the
Fund), Berger/BIAM Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $30,565; Louis R. Bindner $19,445; Katherine A. Cattanach $44,468; Lucy Black Creighton $32,168; Michael Owen $8,553; William Sinclaire $19,555.



(3) Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

(4) Interested person of the Berger/BIAM Worldwide Funds Trust and/or the Portfolio's Advisor or Sub-Advisor.

(5) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(6) Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(7)  Resigned as a director and trustee effective November 1997.


     Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger/BIAM Worldwide Portfolios Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an SEC exemptive order, Worldwide Portfolios is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. Worldwide Portfolios' obligation to make payments of deferred fees under the plan is a general obligation of Worldwide Portfolios.


     As of January 9, 1998, the officers and trustees of the Trust as a group owned 2.16% of the outstanding shares of the International Equity Fund and less than 1% of the outstanding shares of the Trust.


4.   INVESTMENT ADVISOR AND SUB-ADVISOR

INVESTMENT ADVISOR

     The investment advisor to the Portfolio is BBOI Worldwide LLC (the "Advisor" or "BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. The Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio.

     The Advisor is a Delaware limited liability company formed in 1996. Since the Advisor was only recently formed, it has only limited prior experience as an investment advisor. However, the Advisor is a joint venture between Berger Associates, Inc. ("Berger Associates") and Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the Sub-Advisor to the Portfolio, which have both been in the investment advisory business for many years.

     Berger Associates and BIAM each own a 50% membership interest in the Advisor and each have an equal number of representatives on the Advisor's Board of Managers. Berger Associates' role in the joint venture is to provide administrative services, and BIAM's role is to provide international and global investment management expertise. Agreement of representatives of both Berger Associates and BIAM is required for all significant management decisions.


     Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. BIAM is described immediately below.


SUB-ADVISOR

     As permitted in its Investment Advisory Agreement with the Portfolio, the Advisor has delegated day-to-day portfolio management responsibility to Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Advisor" or "BIAM"). As Sub-Advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 20 Horseneck Lane, Greenwich, CT 06830. BIAM is an indirect wholly-owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

     Under the Investment Advisory Agreement between the Advisor and Berger/BIAM Worldwide Portfolios Trust with respect to the Portfolio, the Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio. Under the Investment Advisory Agreement for the Portfolio, the Advisor is compensated for its services to the Portfolio by the payment of a fee at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Fund bears a pro rata portion of the fee paid by the Portfolio to the Advisor.

     Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

     The Investment Advisory Agreement will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the Advisor. The Agreement is subject to termination by the Portfolio or the Advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

     Under the Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Advisor has delegated day-to-day portfolio management responsibility to the Sub-Advisor. The Sub-Advisor manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. The Portfolio pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, the Sub-Advisor may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the Advisor.

     The Sub-Advisory Agreement will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the Advisor or the Sub-Advisor. The Sub-Advisory Agreement is subject to termination by the Portfolio, the Advisor or the Sub-Advisor on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

     Investment decisions for the Portfolio and other accounts advised by the Sub-Advisor are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investments may be appropriate for the Portfolio and one or more such accounts. If the Portfolio and other accounts advised by the Sub-Advisor are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Portfolio and each participating account. While in some cases, this policy might adversely affect the price paid or received by the Portfolio or other participating accounts, or the size of the position obtained or liquidated, the Sub-Advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

     The Advisor has adopted a Code of Ethics covering all board members, officers, employees and other access persons (as defined below) of the Advisor who are not also covered by an approved Code of Ethics of an affiliated person who is an investment advisor ("covered persons"). At present, there are no persons who would be covered by the Advisor's Code of Ethics who are not also covered by the Code of Ethics of Berger Associates, which is an investment advisor affiliated with the Advisor.

     The Advisor's Code, which is substantially similar to the Code of Ethics adopted by Berger Associates, permits its covered persons to purchase and sell securities for their own accounts in accordance with provisions governing personal investing. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or the Portfolio or the Advisor's other advisory clients. Board members and officers of the Advisor (including those who also serve as trustees of the Trust or of Worldwide Portfolios), investment personnel and other designated covered persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund or the Portfolio.

     In addition to the pre-clearance requirements described above, the Code subjects those covered persons deemed to be access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Advisor's Code. Those covered persons (as well as board members, officers, employees and other access persons of the Advisor covered by an approved Code of Ethics of an affiliated investment advisor) also may be required under certain circumstances to forfeit their profits made from personal trading. The Code is administered by the Advisor and the provisions of the Code are subject to interpretation by and exceptions authorized by its board of managers.

     The Sub-Advisor has also adopted a Code of Ethics which restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of the Sub-Advisor must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of the Sub-Advisor are required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide the Sub-Advisor with duplicate confirmations of all such personal trades.

5.   EXPENSES OF THE FUND

     The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, the fees payable to the Advisor under the Investment Advisory Agreement; expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; and such other non-recurring and extraordinary items as may arise from time to time.

     Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

     Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the shareholders of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

SERVICE ARRANGEMENTS FOR THE FUND

     Under the Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Trust. The Advisor is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code of 1986, registering sufficient Fund shares under federal and state securities laws, arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of (i) 0.10% of its average daily net assets, or (ii) the Advisor's annual cost to provide or procure these services

(including the fees of any services providers whose services are procured by the Advisor), plus an additional 0.01% of the Fund's average daily net assets. The trustees of the Trust regularly review amounts paid to and expenditures incurred by the Advisor pursuant to the Administrative Services Agreement. In addition, in the event that the Advisor's duties under the Administrative Services Agreement are delegated to another party, the Advisor may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.

     The Fund and/or its Advisor may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's Advisor may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order.
Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.


     Under a Sub-Administration Agreement between the Advisor and Berger Associates, Berger Associates has been delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at the Advisor's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by the Advisor of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from the Advisor, which will not affect the fee paid by the Fund to the Advisor under the Administrative Services Agreement. Investors Fiduciary Trust Company ("IFTC"), 127 W. 10th Street, Kansas City, MO 64105, has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by the Advisor. Approximately 41% of the outstanding shares of DST are owned by KCSI, which also owns all of the outstanding shares of Berger Associates.


SERVICE ARRANGEMENTS FOR THE PORTFOLIO

     Under the Investment Advisory Agreement between the Advisor and the Portfolio, in addition to providing advisory services, the Advisor is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The Advisor is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.


     For the period October 11, 1996 (commencement of operations) through the end of the Portfolio's first fiscal year on September 30, 1997, the Portfolio paid BBOI Worldwide $560,000 for its services under the Investment Advisory Agreement, which was reduced by a $61,000 advisory fee waiver. The investment advisory fee paid by the Portfolio is borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio. In addition, during the same period, the Fund paid BBOI Worldwide $13,000 for its services under the Administrative Services Agreement.

     All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances maintained with it as custodian. Earnings credits received by the Portfolio are disclosed on the Portfolio's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.


OTHER EXPENSE INFORMATION

     The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DSTS and Berger Associates.

DISTRIBUTOR

     The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Fund's shares.

6.   BROKERAGE POLICY


     Although the Portfolio retains full control over its own investment policies, the Sub-Advisor is authorized to place the portfolio transactions of the Portfolio. A report on the placement of brokerage business is given to the trustees of Worldwide Portfolios every quarter, indicating the brokers with whom portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Portfolio during the past fiscal year were as follows:

                            BROKERAGE COMMISSIONS

--------------------------------------------------------------------------------
                                                         Fiscal Year Ended
                                                       September 30, 1997(1)
--------------------------------------------------------------------------------
Berger/Biam International Portfolio                         $234,000
--------------------------------------------------------------------------------

(1) These are brokerage commissions paid by the Portfolio in which all the Fund's investable assets are invested. Commissions paid the Portfolio are borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio. Covers the period from October 11, 1996 (commencement of operations) to September 30, 1997.


     The Investment Advisory Agreement that the Portfolio has with the Advisor and the Sub-Advisory Agreement between the Advisor and the Sub-Advisor authorizes and directs portfolio transactions for the Portfolio to be placed only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Sub-Advisor is specifically authorized to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the Sub-Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Advisor.


     In accordance with these provisions, the Sub-Advisor may place portfolio brokerage business of the Portfolio with brokers who provide useful research services to the Sub-Advisor. Such research services may include computerized stock quotation and trading services, fundamental and technical analysis data and software, broker and other third-party equity research, computerized stock market and business news services, economic research and account performance data.


     The research services received from brokers are often helpful to the Sub-Advisor in performing its investment advisory responsibilities to the Portfolio, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the Sub-Advisor's advisory personnel to analyze and evaluate the securities in which the Portfolio invests. The research services obtained as a result of the Portfolio's brokerage business may also be useful to the Sub-Advisor in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the Sub-Advisor in rendering investment advice to the Portfolio. Although such research services may be deemed to be of value to the Sub-Advisor, they are not expected to decrease the expenses that the Sub-Advisor would otherwise incur in performing its investment advisory services for the Portfolio nor will the fee that is received by the Sub-Advisor from the Advisor or the advisory fee received by the Advisor from the Portfolio be reduced as a result of the availability of such research services from brokers.

     The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DSTS and Berger Associates.

     In selecting broker and dealers and in negotiating commissions, the Portfolio's Sub-Advisor considers a number of factors, including among others: the Sub-Advisor's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. The trustees have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Portfolio. In addition, payments made by brokers to the Fund or the

Portfolio or to other persons on behalf of the Fund or the Portfolio for services provided to the Fund or the Portfolio for which it would otherwise be obligated to pay may also be considered. In placing portfolio business with any such broker or dealer, the Sub-Advisor of the Portfolio will seek the best execution of each transaction.

7.   PURCHASE OF SHARES

     Minimum Initial Investment                                    $1,000,000.00

     Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for shares of the Fund is $1,000,000. To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus and mail it to the Fund in care of DST Systems, Inc., the Fund's transfer agent, as follows:

     Berger Funds
     c/o DST Systems, Inc.
     P.O. Box 419958
     Kansas City, MO  64141

     Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

     Additional investments may be made at any time by telephone or by mail at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

     In addition, Fund shares may be purchased through certain organizations which make available investment accounts, programs or pension or retirement plans. These organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases the Fund shares directly from the Fund.

     Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or material modification. Berger Associates may, at its own risk, waive certain of those procedures and related requirements.

8.   NET ASSET VALUE

     The net asset value of the Fund is determined once daily, at the close of the regular trading session of the Exchange (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund invests all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.


     The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.


     The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.   INCOME DIVIDENDS, CAPITAL GAINS
     DISTRIBUTIONS AND TAX TREATMENT

     This discussion summarizes certain federal income tax issues relating to the Fund and the Portfolio. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.

     TAX STATUS OF THE FUND AND THE PORTFOLIO. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

     The Trust anticipates that (1) the Portfolio will be treated for federal income tax purposes as a partnership, and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share.
The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.


     TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

     In general, net capital gains from assets held by the Fund for more than 18 months will be subject to a maximum tax rate of 20%; net capital gains from assets held for more than one year but no more than 18 months will be subject to a maximum tax rate of 28%; and net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares.


     If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.

     Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, shareholders of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.


     If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the then-current NAV and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.


     TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the disposition of their Fund shares. In general, such dispositions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

     INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.


     If the Portfolio invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Portfolio to incur IRS interest charges. Appropriate tax elections may be made to mitigate the tax effects of owning PFIC stock, including elections to "mark-to-market" PFIC shares each year. The mark-to-market regime may increase or decrease the Fund's distributable income.

     INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Portfolio's investments may include transactions that are subject to special tax rules. Gains or losses attributable to transactions in foreign currency may be treated as ordinary income or loss. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Portfolio. If the Portfolio enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


     BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

     FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.  SUSPENSION OF REDEMPTION RIGHTS

     The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

     The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.  PLANS AND PROGRAMS


     The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a Berger Funds IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-706-0539 or write to The Berger Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-960-8427.


     The Fund also offers a systematic withdrawal plan. Forms to open such an account may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-551-5849.

12.  EXCHANGE PRIVILEGE


     Any shareholder may exchange any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the other publicly available Berger Funds, without charge, after receiving a current prospectus of the other Berger Fund. Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes. An exchange of shares may be made by written request directed to the Fund, in care of DST Systems, Inc., or simply by telephoning the Fund at 1-800-551-5849. This privilege is revocable by the Fund, and is not available in any state in which the shares of the Berger Fund being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.


13.  PERFORMANCE INFORMATION

     The Prospectus contains a brief description of how total return is calculated.

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are
                                                       n
calculated pursuant to the following formula: P(1 + T) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The Portfolio commenced operations in October 1996, upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM has provided day-to-day portfolio management as sub-advisor since the inception of the Pool. BIAM's bank holding company parent indirectly owns a 23.5% interest in the parent of Citizens Bank New Hampshire. The investment objective, policies, limitations, guidelines and strategies of the Pool were materially equivalent to those of the Fund and the Portfolio. Assets from the Pool were transferred on October 11, 1996, to the Fund which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio (in which the Fund invests all of its investable assets) were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by Berger Associates.

     The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940. Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted at the time of the transfer to reflect any anticipated increase in fees and expenses for the Fund (that is, adjusted to reflect any anticipated increase in expenses, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested).

     For the 1-year, 3-year and 5-year periods ended September 30, 1997, and for the period from July 31, 1989(inception of the Pool) through September 30, 1997, the average annual total returns for the Fund were 16.3%, 14.1%, 13.9% and 13.8%, respectively.


14.  ADDITIONAL INFORMATION

BERGER/BIAM WORLDWIDE FUNDS TRUST AND THE FUND

     The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series of the Trust and was originally named the Berger/BIAM International Institutional Fund. Effective June 1997, the Fund's name was changed to the International Equity Fund. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund is one of three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series.

     Under Delaware law, shareholders of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

     In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

     As a result, the risk of a International Equity Fund shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to shareholders of the Fund is remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

     Shares of the Fund have no preemptive rights, and since the Fund has only one class of securities there are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no conversion or subscription rights.

BERGER/BIAM WORLDWIDE PORTFOLIOS TRUST AND THE PORTFOLIO

     Worldwide Portfolios is also a Delaware business trust organized on May 31, 1996. The Portfolio was established on May 31, 1996, as a series of Worldwide Portfolios. The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust. See Section 13-Performance Information above for additional information on the asset transfer.

     Worldwide Portfolios is authorized to sell unlimited interests in series or portfolios. Currently, the series comprising the Portfolio is the only series established under Worldwide Portfolios, although others may be added in the future. The Delaware law information set forth above with respect to the Trust also applies to Worldwide Portfolios and investors in the Portfolio.

     Each investor in the Portfolio, including the Fund, is entitled to a vote in proportion to the amount of its investment in the Portfolio. Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

DISTRIBUTION

     The Distributor is the principal underwriter of the Fund's shares. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
The Distributor acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which the Distributor is qualified as a broker-dealer.

     The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until April 30, 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value.

PRINCIPAL SHAREHOLDERS


     Insofar as the management of the Fund is aware, as of January 9, 1998, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund, except for the following:

--------------------------------------------------------------------------------
OWNER                                             PERCENTAGE OF THE FUND
--------------------------------------------------------------------------------
Citizens Bank New Hampshire                       66.41%(1)
870 Westminster St.
Providence, RI 02903
--------------------------------------------------------------------------------
SEI Trust Co.                                     6.83%(2)
FBO The Trust Co.
One Freedom Valley Dr.
Oaks, PA 19456
--------------------------------------------------------------------------------

(1) Constitutes 2.55% of the Trust's total outstanding shares.

(2) Constitutes 0.26% of the Trust's total outstanding shares.

     In addition, the following shareholders own shares of other funds (series) of the Trust constituting more than 5% of the total outstanding shares of the
Trust:

--------------------------------------------------------------------------------
OWNER                                             PERCENTAGE OF THE TRUST
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                        25.41%
101 Montgomery Street
San Francisco, CA 94104
--------------------------------------------------------------------------------
Atlantic Trust Co. NA                             11.51%
Nominee Account
100 Federal St., Fl. 37
Boston, MA 02110
--------------------------------------------------------------------------------
Marshall & Ilsley Trust Co.                       7.35%
1000 N. Water St., Fl. 14
Milwaukee WI 53202
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Boston Harbor Trust co. NA                        9.60%
Nominee Account
100 Federal St., 37th Fl.
Boston, MA 02110
--------------------------------------------------------------------------------
Wachovia Bank NA, Trustee                         7.51%
P.O. Box 100
West Point, VA 23181
--------------------------------------------------------------------------------


OTHER INFORMATION

     Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, has acted as counsel for the Trust and the Fund. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC, has acted as special counsel for the Trust and the Fund.


     Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, acted as independent accountants for the Fund and the Portfolio for the period ended September 30, 1997.


     The Berger/BIAM Worldwide Funds Trust has filed with the Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the International Equity Fund, of which this SAI is a part. If further information is desired with respect to the Fund or its securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS

     The following financial statements are incorporated herein by reference from the Annual Report on the Fund dated September 30, 1997 in each case along with the Report of Independent Accountants thereon dated November 11, 1997:

For the International Equity Fund (formerly known as the Berger/BIAM International Institutional Fund):

     Statement of Assets and Liabilities as of September 30, 1997

     Statement of Operations for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

     Statement of Changes in Net Assets for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

     Notes to Financial Statements, September 30, 1997

     Financial Highlights for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

For Berger/BIAM International Portfolio:

     Schedule of Investments as of September 30, 1997

     Statement of Assets and Liabilities as of September 30, 1997

     Statement of Operations for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

     Statement of Changes in Net Assets for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

     Ratios/Supplemental Data for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

     Notes to Financial Statements, September 30, 1997

     A copy of the above-referenced Annual Report is enclosed with a copy of this SAI.

                                      APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

     The Portfolio may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Portfolio will not purchase any security in default at the time of purchase. The Portfolio will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

     Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Portfolio will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

     Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Portfolio's percentage limits for investments rated below investment grade, unless the Portfolio's Sub-Advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause the Portfolio to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Portfolio, in consultation with the Portfolio's Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

     Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

     Expenses incurred in recovering an investment in a defaulted security may adversely affect the Portfolio's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Portfolio to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

[FRONT COVER]

THE BERGER FUNDS PROSPECTUS


 ____________
|            |
|            |   [Wooded hillside photo]
|            |
|            |
|____________|






                         BERGER/BIAM INTERNATIONAL CORE FUND
                          (Long-term Capital Appreciation)




                               JANUARY 31, 1998




--------------------------------------------------------------------------------
This prospectus gives you important information about this Fund. Please read it carefully before you invest in the Fund. Keep it for future reference.
--------------------------------------------------------------------------------
Please remember that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or other depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other governmental agency. Investment in the Fund is subject to investment risk, including possible loss of principal.
--------------------------------------------------------------------------------
Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (SEC). Also, the SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                         BERGER/BIAM INTERNATIONAL CORE FUND

     The Berger/BIAM International CORE Fund (the "Fund") is a "no-load" diversified mutual fund. The investment objective of the Fund is long-term capital appreciation. The Fund pursues its goal by investing in a portfolio consisting primarily of common stocks of well-established foreign companies. The portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes. The Fund does not invest to provide current income, although some income may be produced while managing the portfolio.


     The Fund invests all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), which has the same goals and policies as the Fund. The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Portfolio has been weighted toward countries in Western Europe, Australia and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio may also take positions in convertible securities, preferred stocks, corporate bonds and short- and long-term foreign or U.S. government securities. For further information about the Fund's investments, see "Investment Objective and Policies and Risk Factors."

     UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO, AS DESCRIBED ABOVE. Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is a diversified, open-end management investment company and a series of a separate trust known as the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. For further information about the Fund's structure, see "Introduction" and "Additional Information About Master/Feeder Structure."

     The Portfolio is advised by BBOI Worldwide LLC ("BBOI Worldwide" or the "Advisor"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"). See "Management and Investment Advice" and "Expenses of the Fund."

     The Fund is designed primarily for direct investment by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals. Shares of the Fund are also offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund. For details, see "Purchase of Shares in the Fund."

                                  Table of Contents


Section                                                                   Page
-------                                                                   ----

1.  Fee Tables . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

2.  Condensed Financial Information. . . . . . . . . . . . . . . . . . . .  2

3.  Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4

4.  Investment Objective and Policies and Risk Factors . . . . . . . . . .  4

5.  Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . .  8

6.  Additional Information About Master/Feeder Structure . . . . . . . . .  8

7.  Management and Investment Advice . . . . . . . . . . . . . . . . . . .  9

8.  Expenses of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . 11

9.  Purchase of Shares in the Fund . . . . . . . . . . . . . . . . . . . . 13

10.  Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . 14

11.  Open Account System and Confirmations . . . . . . . . . . . . . . . . 15

12.  Redemption of Fund Shares . . . . . . . . . . . . . . . . . . . . . . 15

13.  Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . 17

14.  Plans and Programs. . . . . . . . . . . . . . . . . . . . . . . . . . 17

15.  Income Dividends, Capital Gains Distributions and Tax Treatment . . . 18

16.  Additional Information. . . . . . . . . . . . . . . . . . . . . . . . 19

17.  Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19

1.  FEE TABLES

SHAREHOLDER TRANSACTION EXPENSES

-------------------------------------------------------------
Maximum Sales Load Imposed on Purchases                0%
Maximum Sales Load Imposed on Reinvested Dividends     0%
Deferred Sales Load                                    0%
Redemption Fees                                        0%
Exchange Fee                                           0%
-------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


--------------------------------------------------------------------------------
                                  INVESTMENT                       TOTAL
                                   ADVISORY                        FUND
                                     FEE            OTHER        OPERATING
                                (AFTER WAIVER)    EXPENSES**      EXPENSES*
                                                                (AFTER WAIVER)
--------------------------------------------------------------------------------
Berger/BIAM International CORE
Fund                              0.80%***          0.30%         1.10%***
--------------------------------------------------------------------------------
* Total Fund Operating Expenses are comprised of the Fund's annual operating expenses plus the Fund's pro rata portion of the annual operating expenses of the Portfolio in which the Fund's assets are invested. See "Expenses of the Fund."

** Other Expenses primarily include administrative services fees paid by the Fund and custodian fees paid by the Portfolio.

*** Although the Fund does not pay an investment advisory fee directly to an investment advisor, it bears indirectly its pro rata portion of the advisory fee paid to the Advisor by the Portfolio in which the assets of the Fund are invested. Until at least April 30, 1998, the Advisor has agreed voluntarily to waive its investment advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Absent the waiver, the Investment Advisory Fee would be 0.90% and Total Fund Operating Expenses would be estimated to be 1.20%.


                                       EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, and (2) redemption at the end of each time period:

--------------------------------------------------------------------------------
                                       1 YEAR    3 YEARS   5 YEAR    10 YEARS
Berger/BIAM International CORE Fund     $11*      $35*      $61*      $134*
--------------------------------------------------------------------------------
*   After waiver.


     THE EXPENSES SET FORTH IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

     Total Fund Operating Expenses include the Fund's pro rata share of the aggregate annual operating expenses of the Portfolio, in which all of the investable assets of the Fund are invested. The trustees of the Trust believe that the investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses and, accordingly, that the aggregate per share expenses of the Fund and the Fund's pro rata share of the expenses of the Portfolio will be less than or approximately equal to the expenses the Fund would incur if it retained the services of an investment advisor and the assets of the Fund were invested directly in the type of securities held by the Portfolio.

     The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund's expenses are described in greater detail under "Management and Investment Advice," and "Expenses of the Fund."

2. CONDENSED FINANCIAL INFORMATION

     On the following page is a table setting forth certain financial highlights of the Fund for the period October 11, 1996 (commencement of operations) to September 30, 1997. The information contained in the table was audited by Price Waterhouse LLP, whose report thereon is incorporated by reference from the Fund's 1997 Annual Report into the Statement of Additional Information. The most recent Annual Report for the Fund, including additional performance information, may be obtained upon request and without charge by calling the Fund at 1-800-706-0539.

                         BERGER/BIAM INTERNATIONAL CORE FUND
                                 FINANCIAL HIGHLIGHTS

                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
         OCTOBER 11, 1996 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1997


Net asset value, beginning of period . . . . . . . . . . . . . . . . .   $10.00
                                                                        -------
Income from investment operations:
Net investment income  . . . . . . . . . . . . . . . . . . . . . . . .     0.08
Net realized and unrealized gains
   (losses) on investments and foreign currency transactions . . . . .     1.59
                                                                        -------
Total from investment operations . . . . . . . . . . . . . . . . . . .     1.67
                                                                        -------
Less Distributions:
Dividends from net investment income . . . . . . . . . . . . . . . . .     0.00
Distributions from net realized gains. . . . . . . . . . . . . . . . .     0.00
                                                                        -------
Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . .     0.00
                                                                        -------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . .   $11.67
                                                                        -------
                                                                        -------
Total return1. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16.70%
                                                                        -------
                                                                        -------
Ratios/Supplemental Data:

Net assets, end of period (in thousands) . . . . . . . . . . . . . . .  $97,177

Gross expenses ratio to average net assets2,3. . . . . . . . . . . . .    1.20%

Net expense ratio to average net assets2,3 . . . . . . . . . . . . . .    0.98%

Ratio of net income to average net assets2 . . . . . . . . . . . . . .    1.62%

Portfolio Turnover Rate1,4 . . . . . . . . . . . . . . . . . . . . . .      17%

Average Commission Rate4 . . . . . . . . . . . . . . . . . . . . . . .  $0.0248




1. Based on operations for the period shown and, accordingly, are not representative of a full year.
2.  Annualized.
3. Reflects the Fund's expenses plus the Fund's pro rata share of the Portfolio's gross (total) and net expenses. The Portfolio's net expenses reflect its gross expenses, reduced by fees offset by earnings credits and fee waivers.
4. Represents the Portfolio Turnover Rate and Average Commission Rate, as applicable, of the Portfolio. All of the investable assets of the Fund are invested in the Portfolio.

3. INTRODUCTION

     The Berger/BIAM International CORE Fund is an open-end, diversified management investment company commonly referred to as a "mutual fund." The Fund is a "no-load" fund, meaning that a buyer pays no commissions or sales load when buying shares of the Fund. This Prospectus describes the securities offered by the Fund.

     The Fund is a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), a Delaware business trust, and invests in the Portfolio that, in turn, invests in securities in accordance with an investment objective, policies and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund and other investors who invest in the Portfolio "feed" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:

                                     Shareholders

     BUY SHARES IN      [down arrow]

                                         Fund

     INVESTS IN         [down arrow]

                                      Portfolio

     INVESTS IN         [down arrow]

                                      Stocks and
                                   Other Securities

     The trustees of the Trust believe that this structure may benefit shareholders, since investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. For more information about this structure, see "Additional Information About Master/Feeder Structure."

     The Fund is designed primarily for direct investment by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals. Shares of the Fund are also offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.

4. INVESTMENT OBJECTIVE AND POLICIES AND RISK FACTORS


     The Fund's investment objective is long-term capital appreciation. The Fund pursues its goal by investing in a portfolio consisting primarily of common stocks of well-established foreign companies. The Portfolio considers a company to be foreign if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. The Portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes. The Fund does not invest to provide current income, although some income may be produced while managing the Portfolio.


     The Portfolio's investment manager generally looks for companies with:

- Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

- Business operations predominantly in well-regulated and more stable foreign markets

- Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.


     The Fund invests all of its investable assets in the Portfolio, which has the same goals and policies as the Fund. The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Portfolio has been weighted toward countries in Western Europe, Australia and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio currently considers mid-sized to large market capitalizations to be those in excess of $1 billion. The Portfolio may also take positions in convertible securities, preferred stocks, corporate bonds and short- and long-term foreign or U.S. government securities.


     There are additional risks with investing in foreign countries, especially in developing countries -- specifically, economic, currency, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. The Fund's investments are often focused in a small number of business sectors. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts. The Fund is not intended to be a complete investment program on its own, but may serve to diversify other types of investments in an investor's portfolio.

     The investment objective of the Fund and the Portfolio is considered fundamental, meaning that it cannot be changed without a vote of the shareholders of the Fund and, as to the Portfolio's objective, of the investors in the Portfolio. There can be no assurance that the Fund's or the Portfolio's investment objective will be realized. Following is additional information about some of the specific types of securities and other instruments in which the Portfolio may invest:

     FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Portfolio. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. The Portfolio's investments may include American Depositary Receipts
(ADRs). The Portfolio may also invest in European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which the Portfolio invests may be considered passive foreign investment companies (PFICs), which are described in greater detail in the Statement of Additional Information.

     There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Portfolio to experience losses or miss investment opportunities.

     Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Portfolio will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Since the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     SECTOR FOCUS. A significant portion of the Portfolio's assets may be invested in a relatively small number of related industries. However, the Portfolio will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market risk (share price volatility) and liquidity risk.


     HEDGING TRANSACTIONS. The Portfolio is authorized to make limited commitments in certain foreign currency forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. Forward contracts are obligations between two parties to exchange particular goods or instruments (such as foreign currencies) at a set price on a future date. The Portfolio currently intends that it will use forward contracts only for hedging purposes and that it may enter into forward foreign currency exchange contracts, provided the aggregate value of all outstanding contracts does not exceed the value of the Portfolio's assets. Although a hedging transaction may, for example, partially protect the Portfolio from a decline in the foreign exchange price of a particular security or its portfolio generally, hedging may also limit the potential return to the Portfolio due to positive foreign exchange movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, forward foreign currency exchange contracts do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire.


     The Portfolio will generally enter into forward foreign currency exchange contracts either with respect to specific transactions or with respect to the Portfolio's security positions. For example, the Portfolio may enter into a forward contract in order to fix the price (in terms of a specified currency, which may be U.S. dollars or a foreign currency) for securities it has agreed to buy or sell or is considering buying or selling. Further, when the Sub-Advisor believes that a particular foreign currency in which some or all of the Portfolio's investments are denominated may decline compared to the U.S. dollar, the Portfolio may enter into a forward contract to sell the currency that is expected to decline (or another currency which acts as a proxy for that currency). However, the Portfolio will be permitted to make such investments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Portfolio is attempting to hedge, such as a portion or all of its securities denominated in a specific foreign currency. To ensure that the Portfolio will be able to meet its obligations under its forward foreign currency exchange contracts, the Portfolio will be required to place liquid assets in a segregated account with its custodian bank or to set aside securities to "cover" its commitments in these contracts.

     Forward foreign currency exchange contracts are privately negotiated (i.e., over-the-counter) and the parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated delivery of the underlying foreign currency. Transactions in forward foreign currency exchange contracts by the Portfolio involve the potential for a loss that may exceed the amount of commitment the Portfolio would be permitted to make in those contracts under its investment limitations. The principal risks of the Portfolio's use of forward foreign currency exchange contracts are: (a) losses resulting from currency market movements not anticipated by the Portfolio; (b) possible imperfect correlation between movements in the prices of forward contracts and movements in the spot (i.e., cash) prices of the currencies hedged or used to cover such positions; (c) lack of assurance that the Portfolio will be able to enter into an offset or termination of the contract at any particular time; and (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

     Although they currently have no intention of doing so, the trustees of Worldwide Portfolios may, without shareholder approval, authorize the Portfolio to invest in certain types of other instruments for hedging purposes, such as financial futures and options. Appropriate notice to shareholders will be provided of any intention to commence investing in such instruments. Additional detail concerning the Portfolio's transactions in forwards, futures and options and the risks of such investments can be found in the Statement of Additional Information.

     CONVERTIBLE SECURITIES. The Portfolio may also purchase debt or equity securities which are convertible into common stock when the Sub-Advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings assigned by organizations such as Moody's Investors Service, Inc., and Standard & Poor's Corporation, or a similar determination of creditworthiness by the Sub-Advisor. The Portfolio has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Portfolio will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and the Portfolio will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause 20% or more of the Portfolio's assets to be invested in convertible securities rated below investment grade, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to the Statement of Additional Information.

     SECURITIES OF SMALLER COMPANIES. The Portfolio may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

     LENDING PORTFOLIO SECURITIES. The Portfolio may lend its securities to qualified institutional investors such as brokers, dealers or other financial organizations. This practice permits the Portfolio to earn income, which, in turn, can be invested in additional securities to pursue its investment objective. Loans of securities by the Portfolio will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the market value of the Portfolio's total assets.

     ILLIQUID SECURITIES. The Portfolio is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Certain restricted securities, such as Rule 144A securities, may be treated as liquid under this restriction if a determination is made that such securities are readily marketable. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration.

INVESTMENT RESTRICTIONS

     In addition to its investment objective, the Portfolio has adopted a number of restrictions on its investments and other activities that may not be changed without shareholder approval. For example, the Portfolio may not borrow money, except borrowing undertaken from banks for temporary or emergency purposes in amounts not to exceed 25% of the market value of its total assets (including the amount borrowed) and may not make loans (except that the Portfolio may lend portfolio securities and enter into repurchase agreements in accordance with its investment policies). The Portfolio may not invest in any one industry 25% or more of the value of its total assets at the time of investment, nor invest in commodities, except, only for the purpose of hedging, the Portfolio may invest in forward foreign currency exchange contracts and other instruments as specified in greater detail above and in the Statement of Additional Information.

     Further, with respect to 100% of its total assets, the Portfolio may not purchase securities of any issuer (except U.S. Government securities) if, immediately after and as a result of such purchase, the value of the Portfolio's holdings in the securities of that issuer exceeds 5% of the value of its total assets or it owns more than 10% of the outstanding voting securities or of any class of securities of such issuer, although this restriction may be reduced to apply to 75% or more of the Portfolio's total assets without a shareholder vote. For more detail about the Portfolio's investment restrictions, see the Statement of Additional Information.

5.  PORTFOLIO TURNOVER


     In pursuit of the Portfolio's investment objective, the Sub-Advisor continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the Sub-Advisor that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund or interests in the Portfolio due to economic, market or other factors that are not within the control of management. The portfolio turnover rate of the Portfolio is shown in the Financial Highlights table above in this Prospectus.


6.  ADDITIONAL INFORMATION ABOUT MASTER/FEEDER STRUCTURE

     Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Fund (referred to as a feeder fund) seeks to achieve its investment objective by investing all of its investable assets in the Portfolio (referred to as a master fund). This two-tier structure is known as a master/feeder. The Fund has the same investment objective and policies as the Portfolio. The Fund will invest only in the Portfolio, and the Fund's shareholders will therefore acquire only an indirect interest in the investments of the Portfolio.

     In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors (that is, other feeder funds). Such investors will invest in the Portfolio on the same terms and conditions and will pay their proportionate share of the Portfolio's expenses.

However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to potential differences in expense structures. Accordingly, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are common in this type of mutual fund structure and are also present in other mutual fund structures. Information concerning other investors in the Portfolio (for example, other feeder funds) is available from the Fund at 1-800-706-0539.

     The investment objective of the Fund may not be changed without the approval of the Fund's shareholders. The investment objective of the Portfolio may not be changed without the approval of the investors in the Portfolio, including the Fund. If the objective of the Portfolio changes and the shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the trustees of the Trust will consider other alternatives, including seeking an alternative investment vehicle or directly retaining the Fund's own investment advisor.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a larger fund invests or withdraws from the Portfolio, the remaining funds may experience lower or higher pro rata operating expenses. Lower returns could possibly result from a large withdrawal. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Also, a fund with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio.

     Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

     The Fund may withdraw its investment in the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund to do so. Certain changes in the Portfolio's investment objective, policies and limitations may require the Fund to withdraw its investment in the Portfolio. Upon any such withdrawal, the trustees would consider what action might be taken, including investing the Fund's assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment advisor to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in-kind may adversely affect the liquidity of the Fund.

     This Prospectus and the Statement of Additional Information contain more detailed information about this master/feeder organizational structure, including information related to: (i) the investment objective, policies and restrictions of the Fund and the Portfolio; (ii) the trustees and officers of the Trust and Worldwide Portfolios, and the management of the Fund and the Portfolio; (iii) portfolio transactions and brokerage commissions; (iv) the Fund's shares, including the rights and liabilities of its shareholders; (v) additional performance information, including the method used to calculate total return; and (vi) the determination of the value of the shares of the Fund. The master/feeder fund structure is still relatively new and lacks a substantial history.

7.  MANAGEMENT AND INVESTMENT ADVICE

     The Fund and the Portfolio are each supervised by their own trustees who are responsible for major decisions about the policies and oversight of the Fund and the Portfolio. The trustees hire the companies that run day-to-day Fund and Portfolio operations, such as the investment advisor, administrator, transfer agent and custodian. A majority of the trustees of the Trust and Worldwide Portfolios who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or Worldwide Portfolios ("Independent

Trustees") have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of both the Trust and Worldwide Portfolios, up to and including creating a new board of trustees for the Trust or Worldwide Portfolios. For more information about the trustees and officers of the Fund and the Portfolio, see the Statement of Additional Information.

THE ADVISOR

     The investment advisor to the Portfolio is BBOI Worldwide LLC (the "Advisor" or "BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. The Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio, such as coordinating certain matters relating to the operations of the Portfolio and monitoring the Portfolio's compliance with all applicable federal and state securities laws. Currently, the Advisor serves in this capacity only to the Portfolio.

     The Advisor is a Delaware limited liability company formed in 1996. Since the Advisor was only recently formed, it has only limited prior experience as an investment advisor. However, the Advisor is a joint venture between Berger Associates, Inc. ("Berger Associates") and Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the Sub-Advisor to the Portfolio, which have both been in the investment advisory business for many years.

     Berger Associates and BIAM each own a 50% membership interest in the Advisor and each have an equal number of representatives on the Advisor's Board of Managers. Berger Associates' role in the joint venture is to provide administrative services, and BIAM's role is to provide international and global investment management expertise. Agreement of representatives of both Berger Associates and BIAM is required for all significant management decisions.


     Berger Associates serves as investment advisor or sub-advisor to mutual funds and other institutional investors, and had assets under management of more than $3.9 billion as of September 30, 1997. Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. BIAM is described immediately below.

THE SUB-ADVISOR

     Since its founding in 1966, Bank of Ireland's investment management group has become recognized among international and global investment managers, serving clients in Europe, the United States, Canada, Australia and South Africa. BIAM, the Sub-Advisor to the Portfolio, is an indirect wholly-owned subsidiary of Bank of Ireland. Bank of Ireland, founded in 1783, is a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM which serves primarily institutional clients in the United States and Canada. Bank of Ireland and its affiliates managed assets for clients worldwide in excess of $25 billion as of September 30, 1997.


     As permitted in its Investment Advisory Agreement with the Portfolio, the Advisor has delegated day-to-day portfolio management responsibility to BIAM, as the Sub-Advisor. As Sub-Advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios.

     BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 20 Horseneck Lane, Greenwich, CT 06830.

     All investment decisions made for the Portfolio by the Sub-Advisor are made by a team of BIAM investment personnel. No one individual is primarily responsible for making the day-to-day investment decisions for the Portfolio. Most of the investment professionals at BIAM have been with BIAM at least 10 years.

     Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits the Sub-Advisor, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, the Sub-Advisor will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

ADVISORY FEES

     Under the Investment Advisory Agreement for the Portfolio, the Advisor is compensated for its services to the Portfolio by the payment of a fee at the annual rate of 0.90% of the average daily net assets of the Portfolio. Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

     The Portfolio pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, the Sub-Advisor may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the Advisor.

8.  EXPENSES OF THE FUND

     The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, the fees payable to the Advisor under the Investment Advisory Agreement; expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; and such other non-recurring and extraordinary items as may arise from time to time.

     Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

     Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the shareholders of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

SERVICE ARRANGEMENTS FOR THE FUND

     Under the Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Trust. The Advisor is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code of 1986, registering sufficient Fund shares under federal and state securities laws, and arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of (i) 0.10% of its average daily net assets, or (ii) the Advisor's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by the Advisor), plus an additional 0.01% of the Fund's average daily net assets. The trustees of the Trust regularly review amounts paid to and expenditures incurred by the Advisor pursuant to the Administrative Services Agreement. In addition, in the event that the Advisor's duties under the Administrative Services Agreement are delegated to another party, the Advisor may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.


     Under a Sub-Administration Agreement between the Advisor and Berger Associates, Berger Associates has been delegated the responsibility to perform certain administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at the Advisor's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by the Advisor of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from the Advisor, which will not affect the fee paid by the Fund to the Advisor under the Administrative Services Agreement. Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by the Advisor. Approximately 41% of the outstanding shares of DST are owned by KCSI, which also owns all the outstanding shares of Berger Associates.


SERVICE ARRANGEMENTS FOR THE PORTFOLIO

     Under the Investment Advisory Agreement between the Advisor and the Portfolio, in addition to providing advisory services, the Advisor is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The Advisor is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

     The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

     The trustees of Worldwide Portfolios have authorized the Sub-Advisor to consider sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares as factors in the selection of broker-dealers to execute securities transactions for the Portfolio. In placing portfolio business with such broker-dealers, the Sub-Advisor will seek the best execution of each transaction.

DISTRIBUTOR

     The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Fund's shares. The Distributor is a wholly-owned subsidiary of Berger Associates, and certain officers of the Fund are officers or directors of the Distributor.

9. PURCHASE OF SHARES IN THE FUND

     The Fund is designed primarily for direct investment by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals. Shares of the Fund are also offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.

     Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for shares of the Fund is $1,000,000. To purchase shares in the Fund, simply complete the application form enclosed with this Prospectus and mail it to the Fund c/o DST Systems, Inc., the Fund's transfer agent, as follows:

     Berger Funds
     c/o DST Systems, Inc.
     P.O. Box 419958
     Kansas City, MO  64141

     Additional investments may be made at any time by telephone or by mail at the relevant net asset value by calling or writing the Fund.

     A confirmation indicating the details of the transaction will be sent promptly. Unless full shares only are specified, all purchases will be made in full and fractional shares calculated to three decimal places.

     All purchase orders are effected at the net asset value per share of the Fund next determined after the purchase order, along with a completed application and payment, is received and accepted by the Fund, its authorized agent or designee. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day. See "Redemptions of Fund Shares - Redemptions by Telephone" for the Fund's policies and procedures on effecting transactions by telephone.

     Payment for shares purchased may be made as follows:

     BY WIRE OR ELECTRONIC FUNDS TRANSFER. Payment for shares purchased may be made by wire or electronic funds transfer. Please call DST Systems, Inc. at 1-800-960-8427 for current wire or electronic funds transfer instructions. The following information may be requested: name of authorized person; shareholder name; shareholder account number; name of Fund; amount being wired or transferred; and name of wiring or transferring bank.

     BY MAIL. Alternatively, payment for shares purchased may be made by mail, so long as payment is accompanied or preceded by a completed account application. Payment should be made by check or money order drawn on a United States bank and made payable to the "Berger Funds." The Fund will not accept purchases by cash, credit card, third-party checks or checks drawn on foreign banks.

     Fund shares may also be purchased through certain organizations which make available investment accounts, programs or pension or retirement plans. These organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be applicable to an investor who purchases the Fund shares directly from the Fund.

     The Fund will, at its discretion, accept orders transmitted by these organizations although not accompanied by payment for the shares being purchased. Payment must be received by the Fund within three business days after acceptance of the order. The price at which a purchase will be effected is based on the next calculation of net asset value after the order is received by the Fund, its authorized agent or designee.

     The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders, when in the judgment of management, such withdrawal or rejection is in the best interest of the Fund. The Fund also reserves the right at any time to waive the minimum investment requirements applicable to initial investments or to increase the minimum investment or account balance requirements following notice.

     Investors may, subject to the approval of the Trust and Worldwide Portfolios, purchase shares of the Fund with liquid securities that are eligible for purchase by the Portfolio (consistent with the Fund's and the Portfolio's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the valuation policies of the Trust and Worldwide Portfolios. These transactions will be effected only if the Sub-Advisor intends to retain the securities in the Portfolio as an investment. Assets so purchased will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Portfolio's assets at the time of purchase. The Trust and Worldwide Portfolios reserve the right to amend or terminate this practice at any time.

10. NET ASSET VALUE

     The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the Exchange (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.


     The Portfolio's securities and other assets are valued as follows: securities are valued at market value or, if market quotations are not readily available, may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. See the Statement of Additional Information for more detailed information.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.


     The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as customary U.S. holidays) and the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

     Since the Fund does not impose any front-end sales load or redemption fee, both the purchase price and the redemption price of a Fund share are the same and will be equal to the next calculated net asset value of a share of the Fund.

11. OPEN ACCOUNT SYSTEM AND CONFIRMATIONS

      All investor accounts are maintained on a book-entry basis. Shares purchased by dividend reinvestment, and shares redeemed under a Systematic Withdrawal Plan, will be confirmed after the end of each calendar quarter. Following any other investment or redemption, the investor will receive a printed confirmation indicating the dollar amount of the transaction, the per share price of the transaction and the number of shares purchased or redeemed.

12. REDEMPTION OF FUND SHARES

     (i) SHARE REDEMPTIONS BY MAIL. The Fund will redeem, at current net asset value, all shares of the Fund offered for redemption. The redemption price of shares tendered for redemption will be the net asset value next determined after receipt of all required documents by the Fund, its authorized agent or designee. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. Shareholders who purchased their shares directly from the Fund may redeem all or part of their shares in the Fund by sending a written request to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The written request for redemption must be signed by each registered owner exactly as the shares are registered and must clearly identify the account and the number of shares or the dollar amount to be redeemed.

     The signatures of the redeeming shareholders must be guaranteed by a national or state bank, a member firm of a domestic stock exchange or the National Association of Securities Dealers (NASD), a credit union, a federal savings and loan association or another eligible guarantor institution if the redemption: is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; or is being mailed to an address other than the one on record. A NOTARY PUBLIC IS NOT AN ACCEPTABLE SIGNATURE GUARANTOR. The Fund also reserves the right to require a signature guarantee under other circumstances. The signature guarantees must appear, together with the signatures of the registered owners, (i) on the written request for redemption which clearly identifies the account and the number of shares to be redeemed, (ii) on a separate instrument of assignment ("stock power") which may be obtained from a bank or broker, or
(iii) on any share certificates tendered for redemption. The use of signature guarantees is intended to protect the shareholder and the Fund from a possibly fraudulent application for redemption.

     (ii) REDEMPTIONS BY TELEPHONE. All shareholders have Telephone Transaction Privileges to authorize purchases, exchanges or redemptions unless they specifically decline this service on the account application or by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The telephone redemption option is not available for shares held in retirement accounts sponsored by the Fund. Redemption requests may be made by telephoning DST Systems, Inc., at 1-800-960-8427. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. As discussed above, certain requests must be in writing and the signature of a redeeming shareholder must be signature guaranteed, and therefore shares may not be redeemed by telephone, if the redemption: is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; is being mailed to an address other than the one on record; or the shares are represented by share certificates issued to the shareholder.

     All telephone transactions are recorded and written confirmations indicating the details of all telephone transactions will promptly be sent to the shareholder of record. Prior to accepting a telephone transaction, the shareholder placing the order may be required to provide certain identifying information. A shareholder electing to communicate instructions by telephone may be giving up some level of security that would otherwise be present were the shareholder to request a transaction in writing. Neither the Fund nor its transfer agent or Advisor assume responsibility for the authenticity of instructions communicated by telephone which are reasonably believed to be genuine and which comply with the foregoing procedures. The Fund, and/or its transfer agent, may be liable for losses resulting from unauthorized or fraudulent telephone instructions in the event these procedures are not followed.

     In times of extreme economic or market conditions, redeeming shares by telephone may be difficult. The Fund may terminate or modify the procedures concerning the telephone redemption and wire transfer services at any time, although shareholders of the Fund will be given at least 60 days' prior notice of any termination or material modification. The Advisor may, at its own risk, waive certain of these redemption requirements.

     (iii) PAYMENT FOR REDEEMED SHARES. Payment for shares redeemed upon written request will be made by draft and generally will be sent within three business days after receipt by the transfer agent of the properly executed redemption request and any outstanding certificates for the shares to be redeemed. Payment for shares redeemed by telephone will be made by draft payable to the account name(s) and address exactly as registered, and generally will be sent within three business days following the date of the request for redemption.

     A shareholder may request that payment for redeemed shares of the Fund be made by wire or electronic funds transfer. Shareholders may elect to use these services on the account application or by providing the Fund with a signature guaranteed letter requesting these services and designating the bank to receive all wire or electronic funds transfers. A shareholder may change the predesignated bank of record by providing the Fund with written, signature guaranteed instructions. Redemption proceeds paid by wire transfer generally will be transmitted to the shareholder's predesignated bank account on the next business day after receipt of the shareholder's redemption request. Redemption proceeds paid by electronic funds transfer will be electronically transmitted to the shareholder's predesignated bank account on the second business day after receipt of the shareholder's redemption request. There is no fee for wire or electronic funds transfer of proceeds from the redemption of Fund shares.

     Shareholders may encounter delays in redeeming shares purchased by check (other than cashier's or certified checks) or electronic funds transfer if the redemption request is made shortly after the date of purchase. Proceeds from the redemption of shares purchased by such methods may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date. The foregoing policy is to ensure that all payments for the shares being redeemed have been honored. In addition to the foregoing restrictions, no redemption payment can be made for shares which have been purchased by telephone order until full payment for the shares has been received. In any event, valid redemption requests concerning shares for which full payment has been made will be priced at the net asset value next determined after receipt of the request.

     (iv) REDEMPTION IN-KIND. The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash.

     (v) REDEMPTIONS BY THE FUND. As a means of reducing its expenses, the Fund is authorized to redeem involuntarily all shares held in accounts with a value of less than $1,000,000. Such redemptions will be permitted only when the account is reduced below the minimum value by redemption, and not by declines in per share net asset value. As a result, accounts established with the applicable minimum investment might be subject to redemption after only a small redemption has been made by the shareholder.
At least 60 days' written notice will be given to a shareholder before such an account is redeemed. During that time, the shareholder may add sufficient funds to the account. If such amount is not added to the account, all shares remaining in the account will be subject to redemption at the per share net asset value next determined after the 60th day following the notice. A draft for the proceeds will be sent to the shareholder unless a share certificate has been issued, in which case payment will be made upon surrender of the certificate.

13. EXCHANGE PRIVILEGE


     By telephoning the Fund at 1-800-960-8427, or writing to the Fund, c/o DST at P.O. Box 419958, Kansas City, MO 64141, any shareholder may exchange, without charge, any or all of the shareholder's shares in the Fund (subject to applicable minimum account balance requirements) for shares of any of the other publicly available Berger Funds. Exchanges may be made only if the Berger Fund into which a shareholder wishes to exchange shares is eligible for sale in the shareholder's state of residence.


     It is each investor's responsibility to obtain and read a prospectus of the Berger Fund into which the investor is exchanging. By giving exchange instructions, a shareholder will be deemed to have acknowledged receipt of the prospectus for the Berger Fund being purchased. Up to four exchanges out of the Fund are permitted during the calendar year. This limit helps keep the Fund's net asset base stable and reduces the Fund's administrative expenses. In times of extreme economic or market conditions, exchanging Fund shares by telephone may be difficult. See "Redemption of Fund Shares - Redemptions by Telephone" for procedures for telephone transactions.

     Redemptions of shares in connection with exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, a letter or call must be received before that day's close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for U.S. Federal income tax purposes.

     All exchanges are subject to the minimum and subsequent investment requirements of the fund into which shares are being exchanged. Exchanges will be accepted only if the registration of the two accounts is identical. Neither the Fund, the Berger Funds, nor their transfer agents or advisors assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine. See "Redemption of Fund Shares - Redemptions by Telephone" for procedures for telephone transactions. All shareholders have Telephone Transaction Privileges to authorize exchanges unless they specifically decline this service on the account application or by writing to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141.

14. PLANS AND PROGRAMS


     The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a Berger Funds IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-706-0539 or write to The Berger Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-960-8427.


     The Fund also offers a systematic withdrawal plan. Forms to establish such a plan may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O.
Box 419958, Kansas City, MO 64141, or call 1-800-960-8427.

15. INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

DISTRIBUTIONS OF INCOME AND GAINS

     The Fund intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of the Fund to distribute annually all of its net realized capital gains.

     All dividends and capital gains distributions paid by the Fund will be automatically reinvested in shares of the Fund at the net asset value on the ex-dividend date unless an investor specifically requests that either dividends or distributions, or both, be paid in cash. The election to receive dividends or distributions in cash or to reinvest them in Fund shares may be changed by calling the Berger Funds at 1-800-960-8427 or by written request to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, and must be received at least ten days prior to the record date of any dividend or capital gains distribution.

     Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, shareholders of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.

SHAREHOLDER TAXES

     Generally, shareholders will owe tax on amounts distributed to them by the Fund whether they reinvest them in additional shares or receive them in cash. Shareholders not subject to tax on their income generally will not be required to pay any income tax on amounts distributed to them.

     Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to a shareholder at the applicable mid-term or long-term capital gains rate, regardless of how long the shareholder has owned Fund shares. Distributions from other sources generally are taxed as ordinary income.

     Each year the Fund will send shareholders a Form 1099 for any distributions made to nonretirement accounts. This form will detail the tax status for federal income tax purposes of distributions made to shareholders that year.

     If a shareholder redeems Fund shares that have appreciated in value, the shareholder will have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, a shareholder will also have a taxable gain upon exchange if the shares redeemed have appreciated in value.

TAX TREATMENT OF THE FUND

     In general, as long as the Fund qualifies under certain federal tax laws, it will not be subject to federal income tax on income and capital gains that it distributes to its shareholders. The Fund has qualified, and intends to continue to qualify, under those laws. The Fund also intends to avoid an excise tax on undistributed income by making timely distributions.

ADDITIONAL TAX INFORMATION

     Shareholders should also consult their own tax advisors, since this is only a summary and may not cover every particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the Statement of Additional Information.

16. ADDITIONAL INFORMATION

     The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series or fund under the Trust. Since the Trust and the Fund were only recently organized, they have only limited prior operating history, although the Fund calculates its performance taking into account the prior performance of a pool of assets that was transferred into the Portfolio as described under "Performance" below.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest in series. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. As of the date of this Prospectus, the series comprising the Berger/BIAM International CORE Fund is one of three series established under the Trust, although others may be added in the future. Shares of the Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

     Shareholders of the Berger/BIAM International CORE Fund and the other funds or series of the Berger/BIAM Worldwide Funds Trust generally vote separately on matters relating to those respective funds, although they vote together and with the holders of any other series of the Trust issued in the future in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote. Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.

     If shareholders owning at least 10% of the outstanding shares of the Berger/BIAM Worldwide Funds Trust so request, a special shareholders' meeting will be held for the purpose of considering the removal of a trustee of the Trust. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

     The Fund invests all of its investable assets in the Portfolio, a series of Worldwide Portfolios, which is also a Delaware business trust divided into series. Investors in each series of Worldwide Portfolios will vote separately or together in the same manner as shareholders of the Trust's series. For more information on the Trust and Worldwide Portfolios, see "Additional Information" in the Statement of Additional Information.

     The Glass-Steagall Act prohibits a depository institution and certain affiliates from underwriting or distributing most securities and from affiliating with businesses engaged in certain similar activities. BIAM believes that it may perform the services for the Portfolio contemplated by this Prospectus consistent with the Glass-Steagall Act and other applicable banking laws and regulations. However, future changes in either Federal or state statutes and regulations concerning the permissible activities of banks and their affiliates, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent BIAM from continuing to perform those services for the Portfolio. If the circumstances described above should change, the trustees of the Trust and Worldwide Portfolios would review the relationships with BIAM and consider taking all actions appropriate under the circumstances.

17. PERFORMANCE

     From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, MONEY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Morgan Stanley Capital International EAFE (Europe, Australasia, Far

East) Index, the Dow Jones World Index, the Standard & Poor's 500 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Nasdaq Composite Index, or more narrowly-based or blended indices which reflect the market sectors in which the Fund invests.

     The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

     The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

     Any performance figures for the Fund are based upon historical results and do not guarantee future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The Portfolio commenced operations in October 1996, upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM has provided day-to-day portfolio management as sub-advisor since the inception of the Pool. BIAM's bank holding company parent indirectly owns a 23.5% interest in the parent of Citizens Bank New Hampshire. The investment objective, policies, limitations, guidelines and strategies of the Pool were materially equivalent to those of the Fund and the Portfolio. Assets from the Pool were transferred to a separate "feeder" fund investing in the Portfolio which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio (in which the Fund invests all of its investable assets) were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by Berger Associates.

     The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940 (the "1940 Act"). Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted at the time of the transfer to reflect any anticipated increase in fees and expenses for the Fund (that is, adjusted to reflect any anticipated increase in expenses, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested).



     Prospectuses are also available upon request for the following funds advised by Berger Associates, Inc.: the Berger New Generation Fund, the Berger Select Fund, the Berger Small Company Growth Fund, the Berger Small Cap Value Fund, the Berger Mid Cap Growth Fund, the Berger 100 Fund, the Berger Growth and Income Fund and the Berger Balanced Fund. Please call 1-800-706-0539 for information.

[BACK COVER]


























[LOGO]
BERGER
Together we can
move mountains (R)

The Statement of Additional Information (SAI) has been filed with the SEC and is incorporated by reference in its entirety into this prospectus (meaning it legally becomes a part of this prospectus). The SAI also incorporates by reference the financial statements and independent accountant's report from the Fund's 1997 Annual Report. The SAI and current Annual and Semi-Annual Report, which includes the Fund's financial statements, independent accountant's report, further performance information, portfolio holdings and a statement from Fund management, may be obtained without charge by calling the Fund at 1-800-706-0539. You may also read or download the SAI, plus other information and material incorporated by reference in this prospectus, from the SEC's Internet Web site at www.sec.gov.

Shareholders with questions should write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-706-0539 or contact us online at www.bergerfunds.com.

Prospectus printed on recycled paper.

                         BERGER/BIAM INTERNATIONAL CORE FUND

                         STATEMENT OF ADDITIONAL INFORMATION

                         SHAREHOLDER SERVICES: 1-800-551-5849


     This Statement of Additional Information ("SAI") about the Berger/BIAM International CORE Fund (the "Fund"), a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), is not a prospectus. It should be read in conjunction with the Prospectus describing the Fund, dated January 31, 1998, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-706-0539.


     The Fund is a no-load mutual fund. The investment objective of the Fund is long-term capital appreciation. The Fund pursues its goal by investing in a portfolio consisting primarily of common stocks of well-established foreign companies. The portfolio's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes. The Fund does not invest to provide current income, although some income may be produced while managing the portfolio.

     The Fund invests all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), which has the same goals and policies as the Fund. The Portfolio invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Portfolio has been weighted toward countries in Western Europe, Australia and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Portfolio's assets are invested in mid-sized to large capitalization companies. The Portfolio may also take positions in convertible securities, preferred stocks, corporate bonds and short- and long-term foreign or U.S. government securities.

     The Fund is an open-end management investment company organized as a diversified series of the Trust. UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO, AS DESCRIBED ABOVE. Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by BBOI Worldwide LLC ("BBOI" or the "Advisor"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor").






                                   JANUARY 31, 1998

                                  TABLE OF CONTENTS
                                          &
                            CROSS-REFERENCES TO PROSPECTUS


                                                            Cross-References to
                                                            Related Disclosures
     Table of Contents                                         in Prospectus
     -----------------                                      -------------------

     Introduction                                                Section 3

1.   Investment Policies                                         Section 3, 4, 5

2.   Investment Restrictions                                     Section 4

3.   Management of the Fund                                      Section 7

4.   Investment Advisor and Sub-Advisor                          Section 7

5.   Expenses of the Fund                                        Section 7, 8

6.   Brokerage Policy                                            Section 7, 8

7.   Purchase of Shares                                          Section 9

8.   Net Asset Value                                             Section 10

9.   Income Dividends, Capital Gains                             Section 15
     Distributions and Tax Treatment

10.  Suspension of Redemption Rights                             Section 12

11.  Plans and Programs                                          Section 14

12.  Exchange Privilege                                          Section 13, 14

13.  Performance Information                                     Section 17

14.  Additional Information                                      Section 16

     Financial Statements

                                     INTRODUCTION

     The Berger/BIAM International CORE Fund is a mutual fund, or an open-end, management investment company. The Fund is a diversified fund. The investment objective of the Fund is long-term capital appreciation. This is also the investment objective of the Portfolio in which the Fund invests all of its investable assets. The Fund does not invest to provide current income, although some income may be produced while managing the portfolio.

1.   INVESTMENT POLICIES

     The Prospectus discusses the investment objective of the Fund and the Portfolio and the primary policies to be employed to achieve that objective. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and portfolio strategies that the Portfolio may utilize and certain risks attendant to those investments, policies and strategies.


     COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.


     DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Portfolio will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Portfolio will consider the security as rated in the higher category. If nonconvertible securities purchased by the Portfolio are downgraded to below investment grade following purchase, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.



     Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Portfolio. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Portfolio will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

     FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Portfolio. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. The Portfolio's investments may include American Depositary Receipts
(ADRs). The Portfolio may also invest in European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which the Portfolio invests may be considered passive foreign investment companies (PFICs), which are described in greater detail below.

     There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Portfolio to experience losses or miss investment opportunities.

     Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Portfolio will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Since the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     PASSIVE FOREIGN INVESTMENT COMPANIES (PFICs). The Portfolio may purchase the securities of certain foreign investment funds or trusts considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. In addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

     SECTOR FOCUS. A significant portion of the Portfolio's assets may be invested in a relatively small number of related industries. However, the Portfolio will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market risk (share price volatility) and liquidity risk.


     HEDGING TRANSACTIONS. As described in the Prospectus, the Portfolio is authorized to make limited commitments in certain foreign currency forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. A hedging transaction may partially protect the Portfolio from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Portfolio's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire.


     Use of these instruments by the Portfolio involves the potential for a loss that may exceed the Portfolio's initial commitment to a forward contract. However, the Portfolio is permitted to use forwards for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Portfolio is attempting to hedge, such as a portion or all of its exposure to equity securities denominated in a particular currency. To help ensure that the Portfolio will be able to meet its obligations under forward contracts entered into by the Portfolio, the Portfolio will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

     The principal risks of the Portfolio utilizing forward contracts are:
(a) losses resulting from market movements not anticipated by the Portfolio;
(b) possible imperfect correlation between movements in the prices of forwards and movements in the prices of the securities or positions hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular contract at any particular time; and (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

     Any utilization of forwards or any other hedging technique (investing, for example, in futures or options) is subject to policies and procedures which may be established and changed by the trustees from time to time without shareholder vote. Currently, the Portfolio is authorized to utilize forward contracts only for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Portfolio to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Portfolio would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the Advisor or Sub-Advisor may be required to obtain bank regulatory approval before the Portfolio engages in futures and options transactions. The following information should be read in conjunction with the information concerning the Portfolio's investment in forwards and the risks of such investments contained in the Prospectus.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the asset at the time of delivery. The Portfolio currently intends that the only forward contracts or commitments that it might use are forward foreign currency exchange contracts and that it may use such contracts solely for hedging purposes, although the Portfolio may enter into additional forms of forward contracts or commitments in the future for hedging purposes if they become available and advisable in light of the Portfolio's objective and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized, exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with aggregate stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge"). The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward foreign currency exchange contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another limits the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if the Sub-Advisor's projection of future exchange rates is inaccurate.

     The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts.

     While forward contracts are not currently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. The Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets. In addition, when the Portfolio enters into a privately negotiated forward contract with a counterparty, the Portfolio assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Portfolio intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Portfolio becomes unacceptably high.

     CONVERTIBLE SECURITIES. The Portfolio may also purchase debt or equity securities which are convertible into common stock when the Sub-Advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings assigned by organizations such as Moody's Investors Service, Inc., and Standard & Poor's Corporation, or a similar determination of creditworthiness by the Sub-Advisor. The Portfolio has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Portfolio will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and the Portfolio will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause 20% or more of the Portfolio's assets to be invested in convertible securities rated below investment grade, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

     SECURITIES OF SMALLER COMPANIES. The Portfolio may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

     LENDING OF SECURITIES. As discussed in the Prospectus, the Portfolio may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, the Portfolio will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Portfolio's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan, which interest may include the Portfolio's investing cash collateral in interest bearing short-term investments, and (e) the Portfolio receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

     The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Portfolio's total assets. Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by Worldwide Portfolio's trustees.

     ILLIQUID AND RESTRICTED SECURITIES. The Portfolio is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Portfolio's Sub-Advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Portfolio's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

     REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is a means of investing cash for a short period. A repurchase agreement is an agreement under which the Portfolio acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument.

     In these transactions, the securities acquired by the Portfolio (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the Sub-Advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Portfolio. The Portfolio will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Portfolio's net assets would be invested in such repurchase agreements and other illiquid securities.

     These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to the Portfolio if the other party defaults on its obligation and the Portfolio is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Portfolio not within the control of the Portfolio and therefore the realization by the Portfolio on such collateral may automatically be stayed and delayed. Further, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Portfolio expects that these risks can be controlled through careful monitoring procedures.

     SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Portfolio may invest in securities of companies with limited operating histories. The Portfolio considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

     SPECIAL SITUATIONS. The Portfolio may also invest in special situations, that is, in common stocks of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services. Examples of special situations are companies being reorganized or merged, companies having unusual new products, or which enjoy particular tax advantages, or companies that are run by new management or may be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these issuers and their circumstances. In addition, stocks of companies in special situations may be more volatile, since the market value of these stocks may decline if an anticipated event or benefit does not materialize.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. However, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction.

     When the Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Portfolio's purchase commitments.


     PORTFOLIO TURNOVER. The portfolio turnover rate of the Portfolio is shown in the Financial Highlights table in the Prospectus. In pursuit of the Portfolio's investment objective, the Sub-Advisor continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the Sub-Advisor that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Portfolio due to economic, market or other factors that are not within the control of management.


2.   INVESTMENT RESTRICTIONS

     The Fund has adopted an investment policy that it may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its investable assets in the securities of another open-end investment company or series thereof with substantially the same investment objective, policies and limitations as the Fund.

     All other fundamental and non-fundamental investment policies and restrictions of the Fund and the Portfolio in which all the Fund's investable assets are invested are identical. Therefore, although the following investment restrictions refer to the Portfolio and the trustees of Worldwide Portfolios, they apply equally to the Fund and the trustees of the Trust.

     The Portfolio has adopted certain fundamental and non-fundamental restrictions on its investments and other activities. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Portfolio present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Non-fundamental restrictions may be changed in the future by action of the trustees without shareholder vote.

     The following fundamental restrictions apply to the Portfolio. The Portfolio may not:

     1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

     2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

     3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Portfolio's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Portfolio's total assets taken at market value. When borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase portfolio securities.

     4. Act as a securities underwriter (except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

     5. Make loans, except that the Portfolio may enter into repurchase agreements and may lend portfolio securities in accordance with the Portfolio's investment policies. The Portfolio does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

     In applying the industry concentration investment restriction (no. 2 above), the Portfolio uses the industry groups designated by the Financial Times World Index Service.

     The trustees have adopted additional non-fundamental investment restrictions for the Portfolio. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

     1. With respect to 100% of the Portfolio's total assets, the Portfolio may not purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

     2. The Portfolio may not purchase securities on margin from a broker or dealer, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the

Portfolio from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

     3. The Portfolio may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

     4. The Portfolio may not invest in companies for the purposes of exercising control of management.

     5. The Portfolio may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Portfolio, taken at market value at the time of purchase would be invested in such securities.

     6. The Portfolio may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Portfolio may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Portfolio's assets.

     7. The Portfolio may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

3.   MANAGEMENT OF THE FUND

     The trustees and executive officers of the Trust are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations. The trustees and executive officers of the Trust also serve in the same capacities as trustees and officers of Worldwide Portfolios.

     MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT 59717, age 60. Since 1994, Dean, and from 1989 to 1994, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

* GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO 80206, age 55. President and a director of Berger 100 Fund and Berger Growth and Income Fund, and President and a trustee of Berger Investment Portfolio Trust and Berger Omni Investment Trust, since February 1997. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. Member and Chairman of the Board of Managers and Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. A Vice President of DST Systems, Inc. (data processing) since July 1995. Formerly President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995 and Chief Operating Officer of SunAmerica Asset Management Co. (money management) from January 1990 to February 1992.

     DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, age 69.
          President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 72. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Trustee of Berger Omni Investment Trust since February 1997. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates, Inc.

     LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, age 72.  President,
          Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     KATHERINE A. CATTANACH, 384 South Ogden, Denver, CO 80209, age 52.
          Managing Principal, Sovereign Financial Services, Inc.(investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.


* DENIS CURRAN, 20 Horseneck Lane, Greenwich, CT 06830, age 51. President and a director since December 1994, and Senior Vice President and a director from September 1991 to December 1994, of Bank of Ireland Asset Management (U.S.) Limited (investment advisory firm). Member of the Board of Managers and Chief Executive Officer on the Management Committee of BBOI Worldwide LLC since November 1996. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since November 1996.


     PAUL R. KNAPP, 33 North LaSalle Street, Suite 1900, Chicago, IL 60602, age
          52. Since 1991, Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions). Since September 1997, President, Chief Executive Officer and a director of DST Catalyst, Inc. (international financial markets consulting, software and computer services company). Prior thereto (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM

          Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, age
          64. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995.
          Director of Berger 100 Fund and Berger Growth and Income Fund.
          Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

     WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, age 69.
          President, Sinclaire Cattle Co., and private investor. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    CRAIG D. CLOYED, 210 University Boulevard, Suite 900, Denver, CO 80206, age
          51. Vice President of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Vice President of Berger Omni Investment Trust since February 1997. Also, Senior Vice President (since January 1997), Vice President (August 1995 to January 1997) and Chief Marketing Officer (since August 1995) of Berger Associates, Inc., and President, CEO and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly (September 1989 to August 1995), Senior Vice President of INVESCO Funds Group (mutual funds).

*    KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver, CO  80206, age
          42. Vice President, Secretary and Treasurer of Berger 100 Fund and Berger Growth and Income Fund since October 1991, of Berger Investment Portfolio Trust since its inception in August 1993, of Berger Institutional Products Trust since its inception in October 1995, of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996, and of Berger Omni Investment Trust since February 1997. Also, Senior Vice President-Finance and Administration (since January 1997), Vice President-Finance and Administration (September 1991 to January 1997), Secretary and Treasurer (since September 1991) of Berger Associates, and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to September 1991) and Financial Consultant with Merrill Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October 1989).
--------------------

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and of the Portfolio's Advisor or Sub-Advisor.

     The trustees of the Trust have adopted a trustee retirement age of 75 years.

TRUSTEE COMPENSATION

     Officers of the Trust receive no compensation from the Trust. However, trustees of the Trust who are not interested persons of the Portfolio's Advisor or Sub-Advisor, who are also trustees of Worldwide Portfolios, are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended September 30, 1997, for each trustee of the Trust and of the other Berger Funds.



--------------------------------------------------------------------------------
NAME AND POSITION WITH              AGGREGATE                AGGREGATE
BERGER FUNDS                       COMPENSATION             COMPENSATION
                                      FROM                     FROM
                                   THE FUND(1)              ALL BERGER
                                                             FUNDS(2)
--------------------------------------------------------------------------------
Dennis E. Baldwin(3)                  $877                    $45,100
William M.B. Berger(3),(4)             $0                       $0
Louis R. Bindner(3)                   $817                    $41,200
Katherine A. Cattanach(3)             $877                    $45,100
Lucy Black Creighton(3),(7)           $861                    $41,244
Denis Curran(4),(6)                    $0                       $0
Paul R. Knapp(3)                      $841                    $43,300
Gerard M. Lavin(3),(4),(5)             $0                       $0
Harry T. Lewis(3)                     $830                    $43,300
Michael Owen(3)                      $1,065                   $54,767
William Sinclaire(3)                  $811                    $39,700
--------------------------------------------------------------------------------

(1) Trustee compensation is paid by Worldwide Portfolios to its trustees and borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio.

(2) Consisting of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust (two series), Berger Institutional Products Trust (four series), Berger/BIAM Worldwide Funds Trust (three series, including the
Fund), Berger/BIAM Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $30,565; Louis R. Bindner $19,445; Katherine A. Cattanach $44,468; Lucy Black Creighton $32,168; Michael Owen $8,553; William Sinclaire $19,555.


(3) Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust, Berger/BIAM Worldwide Portfolios Trust and Berger Omni Investment Trust.

(4) Interested person of the Berger/BIAM Worldwide Funds Trust and/or the Portfolio's Advisor or Sub-Advisor.

(5) President of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger/BIAM Worldwide Portfolios Trust, Berger/BIAM Worldwide Funds Trust and Berger Omni Investment Trust.

(6) Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(7)  Resigned as a director and trustee effective November 1997.

     Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger/BIAM Worldwide Portfolios Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an SEC exemptive order, Worldwide Portfolios is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. Worldwide Portfolios' obligation to make payments of deferred fees under the plan is a general obligation of Worldwide Portfolios.


     As of January 9, 1998, the officers and trustees of the Trust as a group owned none of the outstanding shares of the Berger/BIAM International CORE Fund and less than 1% of the outstanding shares of the Trust.


4.   INVESTMENT ADVISOR AND SUB-ADVISOR

INVESTMENT ADVISOR

     The investment advisor to the Portfolio is BBOI Worldwide LLC (the "Advisor" or "BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. The Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio.

     The Advisor is a Delaware limited liability company formed in 1996. Since the Advisor was only recently formed, it has only limited prior experience as an investment advisor. However, the Advisor is a joint venture between Berger Associates, Inc. ("Berger Associates") and Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the Sub-Advisor to the Portfolio, which have both been in the investment advisory business for many years.

     Berger Associates and BIAM each own a 50% membership interest in the Advisor and each have an equal number of representatives on the Advisor's Board of Managers. Berger Associates' role in the joint venture is to provide administrative services, and BIAM's role is to provide international and global investment management expertise. Agreement of representatives of both Berger Associates and BIAM is required for all significant management decisions.


     Berger Associates is a wholly-owned subsidiary of Kansas City Southern Industries, Inc. ("KCSI"). KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. BIAM is described immediately below.


SUB-ADVISOR

     As permitted in its Investment Advisory Agreement with the Portfolio, the Advisor has delegated day-to-day portfolio management responsibility to Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Advisor" or "BIAM"). As Sub-Advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 20 Horseneck Lane, Greenwich, CT 06830. BIAM is an indirect wholly-owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

     Under the Investment Advisory Agreement between the Advisor and Berger/BIAM Worldwide Portfolios Trust with respect to the Portfolio, the Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio. Under the Investment Advisory Agreement for the Portfolio, the Advisor is compensated for its services to the Portfolio by the payment of a fee at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Fund bears a pro rata portion of the fee paid by the Portfolio to the Advisor.

     Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

     The Investment Advisory Agreement will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the Advisor. The Agreement is subject to termination by the Portfolio or the Advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

     Under the Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Advisor has delegated day-to-day portfolio management responsibility to the Sub-Advisor. The Sub-Advisor manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. The Portfolio pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, the Sub-Advisor may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the Advisor.

     The Sub-Advisory Agreement will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the Advisor or the Sub-Advisor. The Sub-Advisory Agreement is subject to termination by the Portfolio, the Advisor or the Sub-Advisor on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

     Investment decisions for the Portfolio and other accounts advised by the Sub-Advisor are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investments may be appropriate for the Portfolio and one or more such accounts. If the Portfolio and other accounts advised by the Sub-Advisor are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Portfolio and each participating account. While in some cases, this policy might adversely affect the price paid or received by the Portfolio or other participating accounts, or the size of the position obtained or liquidated, the Sub-Advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

     The Advisor has adopted a Code of Ethics covering all board members, officers, employees and other access persons (as defined below) of the Advisor who are not also covered by an approved Code of Ethics of an affiliated person who is an investment advisor ("covered persons"). At present, there are no persons who would be covered by the Advisor's Code of Ethics who are not also covered by the Code of Ethics of Berger Associates, which is an investment advisor affiliated with the Advisor.

     The Advisor's Code, which is substantially similar to the Code of Ethics adopted by Berger Associates, permits its covered persons to purchase and sell securities for their own accounts in accordance with provisions governing personal investing. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or the Portfolio or the Advisor's other advisory clients. Board members and officers of the Advisor (including those who also serve as trustees of the Trust or of Worldwide Portfolios), investment personnel and other designated covered persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund or the Portfolio.

     In addition to the pre-clearance requirements described above, the Code subjects those covered persons deemed to be access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Advisor's Code. Those covered persons (as well as board members, officers, employees and other access persons of the Advisor covered by an approved Code of Ethics of an affiliated investment advisor) also may be required under certain circumstances to forfeit their profits made from personal trading. The Code is administered by the Advisor and the provisions of the Code are subject to interpretation by and exceptions authorized by its board of managers.

     The Sub-Advisor has also adopted a Code of Ethics which restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of the Sub-Advisor must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of the Sub-Advisor are required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide the Sub-Advisor with duplicate confirmations of all such personal trades.

5.   EXPENSES OF THE FUND

     The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, the fees payable to the Advisor under the Investment Advisory Agreement; expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; and such other non-recurring and extraordinary items as may arise from time to time.

     Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

     Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the shareholders of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

SERVICE ARRANGEMENTS FOR THE FUND

     Under the Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Trust. The Advisor is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code of 1986, registering sufficient Fund shares under federal and state securities laws, arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of (i) 0.10% of its average daily net assets, or (ii) the Advisor's annual cost to provide or procure these services

(including the fees of any services providers whose services are procured by the Advisor), plus an additional 0.01% of the Fund's average daily net assets. The trustees of the Trust regularly review amounts paid to and expenditures incurred by the Advisor pursuant to the Administrative Services Agreement. In addition, in the event that the Advisor's duties under the Administrative Services Agreement are delegated to another party, the Advisor may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.


     Under a Sub-Administration Agreement between the Advisor and Berger Associates, Berger Associates has been delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at the Advisor's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by the Advisor of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from the Advisor, which will not affect the fee paid by the Fund to the Advisor under the Administrative Services Agreement. Investors Fiduciary Trust Company ("IFTC"), 127 W. 10th Street, Kansas City, MO 64105, has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by the Advisor. Approximately 41% of the outstanding shares of DST are owned by KCSI, which also owns all of the outstanding shares of Berger Associates.


SERVICE ARRANGEMENTS FOR THE PORTFOLIO

     Under the Investment Advisory Agreement between the Advisor and the Portfolio, in addition to providing advisory services, the Advisor is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The Advisor is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

     For the period October 11, 1996 (commencement of operations) through the end of the Portfolio's first fiscal year on September 30, 1997, the Portfolio paid BBOI Worldwide $560,000 for its services under the Investment Advisory Agreement, which was reduced by a $61,000 advisory fee waiver. The investment advisory fee paid by the Portfolio is borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio. In addition, during the same period, the Fund paid BBOI Worldwide $43,000 for its services under the Administrative Services Agreement.

     All of IFTC's fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances maintained with it as custodian. Earnings credits received by the Portfolio are disclosed on the Portfolio's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.


OTHER EXPENSE INFORMATION

     The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DSTS and Berger Associates.

DISTRIBUTOR

     The distributor (principal underwriter) of the Fund's shares is Berger Distributors, Inc. (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger Associates for its costs in distributing the Fund's shares.

6.   BROKERAGE POLICY


     Although the Portfolio retains full control over its own investment policies, the Sub-Advisor is authorized to place the portfolio transactions of the Portfolio. A report on the placement of brokerage business is given to the trustees of Worldwide Portfolios every quarter, indicating the brokers with whom portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Portfolio during the past fiscal year were as follows:

                                BROKERAGE COMMISSIONS

--------------------------------------------------------------------------------
                                                         Fiscal Year Ended
                                                       September 30, 1997(1)
--------------------------------------------------------------------------------
Berger/Biam International Portfolio                           $234,000
--------------------------------------------------------------------------------

(1) These are brokerage commissions paid by the Portfolio in which all the Fund's investable assets are invested. Commissions paid the Portfolio are borne indirectly pro rata by the Fund and the other mutual funds invested in the Portfolio. Covers the period from October 11, 1996 (commencement of operations) to September 30, 1997.


     The Investment Advisory Agreement that the Portfolio has with the Advisor and the Sub-Advisory Agreement between the Advisor and the Sub-Advisor authorizes and directs portfolio transactions for the Portfolio to be placed only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Sub-Advisor is specifically authorized to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the Sub-Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Advisor.

     In accordance with these provisions, the Sub-Advisor may place portfolio brokerage business of the Portfolio with brokers who provide useful research services to the Sub-Advisor. Such research services may include computerized stock quotation and trading services, fundamental and technical analysis data and software, broker and other third-party equity research, computerized stock market and business news services, economic research and account performance data.


     The research services received from brokers are often helpful to the Sub-Advisor in performing its investment advisory responsibilities to the Portfolio, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the Sub-Advisor's advisory personnel to analyze and evaluate the securities in which the Portfolio invests. The research services obtained as a result of the Portfolio's brokerage business may also be useful to the Sub-Advisor in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the Sub-Advisor in rendering investment advice to the Portfolio. Although such research services may be deemed to be of value to the Sub-Advisor, they are not expected to decrease the expenses that the Sub-Advisor would otherwise incur in performing its investment advisory services for the Portfolio nor will the fee that is received by the Sub-Advisor from the Advisor or the advisory fee received by the Advisor from the Portfolio be reduced as a result of the availability of such research services from brokers.

     The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger Associates due to the ownership interest of KCSI in both DSTS and Berger Associates.

     In selecting broker and dealers and in negotiating commissions, the Portfolio's Sub-Advisor considers a number of factors, including among others: the Sub-Advisor's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. The trustees have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Portfolio. In addition, payments made by brokers to the Fund or the Portfolio or to other persons on behalf of the Fund or the Portfolio for services provided to the Fund or the Portfolio for which it would otherwise be obligated to pay may also be considered. In placing portfolio business with any such broker or dealer, the Sub-Advisor of the Portfolio will seek the best execution of each transaction.

7.   PURCHASE OF SHARES

     Minimum Initial Investment                                    $1,000,000.00

     Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for shares of the Fund is $1,000,000. To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus and mail it to the Fund in care of DST Systems, Inc., the Fund's transfer agent, as follows:

     Berger Funds
     c/o DST Systems, Inc.
     P.O. Box 419958
     Kansas City, MO  64141

     Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

     Additional investments may be made at any time by telephone or by mail at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

     In addition, Fund shares may be purchased through certain organizations which make available investment accounts, programs or pension or retirement plans. These organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will apply to an investor who purchases the Fund shares directly from the Fund.

     Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time, although shareholders of the Fund will be given notice of any termination or material modification. Berger Associates may, at its own risk, waive certain of those procedures and related requirements.

8.   NET ASSET VALUE

     The net asset value of the Fund is determined once daily, at the close of the regular trading session of the Exchange (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund invests all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.


     The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.


     The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.   INCOME DIVIDENDS, CAPITAL GAINS
     DISTRIBUTIONS AND TAX TREATMENT


     This discussion summarizes certain federal income tax issues relating to the Fund and the Portfolio. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, shareholders are urged to consult with their tax advisors with respect to their particular tax consequences.


     TAX STATUS OF THE FUND AND THE PORTFOLIO. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to shareholders. It also may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

     The Trust anticipates that (1) the Portfolio will be treated for federal income tax purposes as a partnership, and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share.
The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

     TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each shareholder information about the tax treatment of the shareholder's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the shareholders. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the shareholders, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the shareholders on December 31.

     In general, net capital gains from assets held by the Fund for more than 18 months will be subject to a maximum tax rate of 20%; net capital gains from assets held for more than one year but no more than 18 months will be subject to a maximum tax rate of 28%; and net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long a shareholder has held Fund shares.

     If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, a shareholder's basis in his or her Fund shares will be reduced by that amount.


     Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, shareholders of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.


     If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the shareholder's address of record, or if a shareholder's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the then-current NAV and to convert the shareholder's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.


     TAX ON REDEMPTIONS OF FUND SHARES. Shareholders may be subject to tax on the disposition of their Fund shares. In general, such dispositions may give rise to a capital gain or loss, the treatment of which will depend on the shareholder's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the shareholder reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

     INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, shareholders of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.


     If the Portfolio invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Portfolio to incur IRS interest charges. Appropriate tax elections may be made to mitigate the tax effects of owning PFIC stock, including elections to "mark-to-market" PFIC shares each year. The mark-to-market regime may increase or decrease the Fund's distributable income.

     INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Portfolio's investments may include transactions that are subject to special tax rules. Gains or losses attributable to transactions in foreign currency may be treated as ordinary income or loss. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Portfolio. If the Portfolio enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.


     BACKUP WITHHOLDING. In general, if a shareholder is subject to backup withholding, the Fund will be required to withhold federal income tax at a rate of 31% from distributions to that shareholder. These payments are creditable against the shareholder's federal income tax liability.

     FOREIGN SHAREHOLDERS. Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign shareholder dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.  SUSPENSION OF REDEMPTION RIGHTS

     The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

     The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.  PLANS AND PROGRAMS


     The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing a Berger Funds IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, SIMPLE IRA account or other retirement plans, please call 1-800-706-0539 or write to The Berger Funds c/o Berger Associates, P.O. Box 5005, Denver, CO 80217. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-960-8427.


     The Fund also offers a systematic withdrawal plan. Forms to open such an account may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-551-5849.

12.  EXCHANGE PRIVILEGE


     Any shareholder may exchange any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the other publicly available Berger Funds, without charge, after receiving a current prospectus of the other Berger Fund. Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes. An exchange of shares may be made by written request directed to the Fund, in care of DST Systems, Inc., or simply by telephoning the Fund at 1-800-551-5849. This privilege is revocable by the Fund, and is not available in any state in which the shares of the Berger Fund being acquired in the exchange are not eligible for sale. Shareholders automatically have telephone privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.


13.  PERFORMANCE INFORMATION

     The Prospectus contains a brief description of how total return is calculated.

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The Portfolio commenced operations in October 1996, upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM has provided day-to-day portfolio management as sub-advisor since the inception of the Pool. BIAM's bank holding company parent indirectly owns a 23.5% interest in the parent of Citizens Bank New Hampshire. The investment objective, policies, limitations, guidelines and strategies of the Pool were materially equivalent to those of the Fund and the Portfolio. Assets from the Pool were transferred on October 11, 1996, to a separate "feeder" fund investing in the Portfolio which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio (in which the Fund invests all of its investable assets) were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by Berger Associates.

     The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940. Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted at the time of the transfer to reflect any anticipated increase in fees and expenses for the Fund (that is, adjusted to reflect any anticipated increase in expenses, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested).

     For the 1-year, 3-year and 5-year periods ended September 30, 1997, and for the period from July 31, 1989 (inception of the Pool) through September 30, 1997, the average annual total returns for the Fund were 16.6%, 14.2%, 14.0% and 14.0%, respectively.


14.  ADDITIONAL INFORMATION

BERGER/BIAM WORLDWIDE FUNDS TRUST AND THE FUND

     The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series of the Trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund is one of three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series.

     Under Delaware law, shareholders of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

     In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

     As a result, the risk of a Berger/BIAM International CORE Fund shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to shareholders of the Fund is remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

     Shares of the Fund have no preemptive rights, and since the Fund has only one class of securities there are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no conversion or subscription rights.

BERGER/BIAM WORLDWIDE PORTFOLIOS TRUST AND THE PORTFOLIO

     Worldwide Portfolios is also a Delaware business trust organized on May 31, 1996. The Portfolio was established on May 31, 1996, as a series of Worldwide Portfolios. The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust. See Section 13-Performance Information above for additional information on the asset transfer.

     Worldwide Portfolios is authorized to sell unlimited interests in series or portfolios. Currently, the series comprising the Portfolio is the only series established under Worldwide Portfolios, although others may be added in the future. The Delaware law information set forth above with respect to the Trust also applies to Worldwide Portfolios and investors in the Portfolio.

     Each investor in the Portfolio, including the Fund, is entitled to a vote in proportion to the amount of its investment in the Portfolio. Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

DISTRIBUTION

     The Distributor is the principal underwriter of the Fund's shares. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
The Distributor acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which the Distributor is qualified as a broker-dealer.

     The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until April 30, 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the

Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value.


PRINCIPAL SHAREHOLDERS

     Insofar as the management of the Fund is aware, as of January 9, 1998, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Fund, except for the following:

--------------------------------------------------------------------------------
OWNER                                                  PERCENTAGE OF THE FUND
--------------------------------------------------------------------------------

Charles Schwab & Co., Inc.                                  26.72%(1)
101 Montgomery Street
San Francisco, CA 94104
--------------------------------------------------------------------------------
Atlantic Trust Co. NA                                       13.58%(2)
Nominee Account
100 Federal St., Fl. 37
Boston, MA 02110
--------------------------------------------------------------------------------
Marshall & Ilsley Trust Co.                                  8.67%(3)
1000 N. Water St., Fl. 14
Milwaukee WI 53202
--------------------------------------------------------------------------------
Boston Harbor Trust Co. NA                                  11.33%(4)
Nominee Account
100 Federal St., 37th Fl.
Boston, MA 02110
--------------------------------------------------------------------------------
Wachovia Bank NA, Trustee                                    8.85%(5)
P.O. Box 100
West Point, VA 23181
--------------------------------------------------------------------------------

(1) In addition, Charles Schwab & Co. Inc. holds of record 24.19% of the Berger/BIAM International Fund, another series of the Trust, which together with its shares of the Fund, constitute 25.41% of the Trust's total outstanding shares.

(2) Constitutes 11.51% of the Trust's total outstanding shares.

(3) Constitutes 7.35% of the Trust's total outstanding shares.

(4) Constitutes 9.60% of the Trust's total outstanding shares.

(5) Constitutes 7.51% of the Trust's total outstanding shares.


OTHER INFORMATION

     Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, has acted as counsel for the Trust and the Fund. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC, has acted as special counsel for the Trust and the Fund.


     Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, acted as independent accountants for the Fund and the Portfolio for the period ended September 30, 1997.


     The Berger/BIAM Worldwide Funds Trust has filed with the Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the

Berger/BIAM International CORE Fund, of which this SAI is a part. If further information is desired with respect to the Fund or its securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS

     The following financial statements are incorporated herein by reference from the Annual Report on the Fund dated September 30, 1997, in each case along with the Report of Independent Accountants thereon dated November 11, 1997:

For the Berger/BIAM International CORE Fund:

     Statement of Assets and Liabilities as of September 30, 1997

     Statement of Operations for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

     Statement of Changes in Net Assets for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

     Notes to Financial Statements, September 30, 1997

     Financial Highlights for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

For Berger/BIAM International Portfolio:

     Schedule of Investments as of September 30, 1997

     Statement of Assets and Liabilities as of September 30, 1997

     Statement of Operations for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

     Statement of Changes in Net Assets for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

     Ratios/Supplemental Data for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

     Notes to Financial Statements, September 30, 1997

     A copy of the above-referenced Annual Report is enclosed with a copy of this SAI.

                                      APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

     The Portfolio may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Portfolio will not purchase any security in default at the time of purchase. The Portfolio will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

     Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Portfolio will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

     Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Portfolio's percentage limits for investments rated below investment grade, unless the Portfolio's Sub-Advisor deems such securities to be the equivalent of investment grade. If securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause the Portfolio to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Portfolio, in consultation with the Portfolio's Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

     Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

     Expenses incurred in recovering an investment in a defaulted security may adversely affect the Portfolio's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Portfolio to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                BERGER/BIAM WORLDWIDE FUNDS TRUST


PART C.   OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

          (a)  FINANCIAL STATEMENTS.

          In Part A of the Registration Statement (Prospectus) for the International Equity Fund:

          1. Financial Highlights for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

          In Part A of the Registration Statement (Prospectus) for Berger/BIAM International CORE Fund:

          1. Financial Highlights for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

          In Part B of the Registration Statement (Statement of Additional Information):

          BERGER/BIAM WORLDWIDE FUNDS TRUST

          Incorporated by reference from the Trust's Annual Report dated September 30, 1997, into the Statement of Additional Information for the International Equity Fund:

          1.   Report of the Independent Accountants, dated November 11, 1997

          2.   Statement of Assets and Liabilities as of September 30, 1997

          3. Statement of Operations for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

          4. Statement of Changes in Net Assets for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

          5.   Notes to Financial Statements, September 30, 1997

          6.   Financial Highlights for the period indicated.

          Incorporated by reference from the Trust's Annual Report dated September 30, 1997, into the Statement of Additional Information for the Berger/BIAM International CORE Fund:

          1.   Report of the Independent Accountants, dated November 11, 1997

          2.   Statement of Assets and Liabilities as of September 30, 1997

          3. Statement of Operations for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

          4. Statement of Changes in Net Assets for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

          5.   Notes to Financial Statements, September 30, 1997

          6.   Financial Highlights for the period indicated.

          BERGER/BIAM WORLDWIDE PORTFOLIOS TRUST

          Incorporated by reference from the Trust's Annual Report dated September 30, 1997, into the Statement of Additional Information for each of the International Equity Fund and the Berger/BIAM International CORE Fund:

          1.   Report of the Independent Accountants, dated November 11, 1997

          2.   Schedule of Investments as of September 30, 1997

          3.   Statement of Assets and Liabilities as of September 30, 1997

          4. Statement of Operations for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

          5. Statement of Changes in Net Assets for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997

          6.   Notes to Financial Statements, September 30, 1997

          7. Ratios/Supplemental Data for the Period October 11, 1996 (Commencement of Investment Operations) to September 30, 1997


          In Part C of the Registration Statement:

          None.

          (b)  EXHIBITS.

          The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     All of the investable assets of the Registrant are invested as part of a "master/feeder" structure in the Berger/BIAM International Portfolio (the "Portfolio"), a series of the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"), a Delaware business trust. The Funds of the Registrant are currently the only investors in the Portfolio and the Portfolio is currently the only series of Worldwide Portfolios. Accordingly, 100% of the voting securities of the Portfolio and Worldwide Portfolios are held by the Registrant and therefore, the Portfolio and Worldwide Portfolios may therefore be deemed to be controlled by the Registrant.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

     The number of record holders of shares of beneficial interest in the Registrant as of January 9, 1998, was as follows:

----------------------------------------------------------------------------
         SERIES OR FUND                    NUMBER OF HOLDERS
                                               OF SHARES
----------------------------------------------------------------------------
Berger/BIAM International Fund                  2,167
----------------------------------------------------------------------------
International Equity Fund                        15
----------------------------------------------------------------------------
Berger/BIAM International CORE Fund              24
----------------------------------------------------------------------------


Item 27.  INDEMNIFICATION

     Article IX, Section 2 of the Trust Instrument for Berger/BIAM Worldwide Funds Trust (the "Trust") provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR


     The business of BBOI Worldwide, the investment advisor of the Portfolio, is described in the Prospectuses in Section 7 and in the Statements of Additional Information in Section 4 which are included in this Registration Statement. Information relating to the business and other connections of the officers and managers of BBOI Worldwide (current and for the past two years) is listed in Schedules A and D of BBOI Worldwide's Form ADV as filed with the Securities and Exchange Commission (File No. 801-52264, dated December 30, 1997), which information from such schedules is incorporated herein by reference.

     The business of BIAM, the sub-advisor to the Berger/BIAM International Portfolio, is also described in Section 7 of the Prospectuses and in Section 4 of the Statements of Additional Information. Information relating to the business and other connections of the officers and directors of BIAM (current and for the past two years) is listed in Schedules A and D of BIAM's Form ADV as filed with the Securities and Exchange Commission (File No. 801-29606, dated July 7, 1997), which information from such schedules is incorporated herein by reference.

Item 29.  PRINCIPAL UNDERWRITER

     (a) Investment companies (other than the series of the Registrant covered by this Amendment to the Registration Statement) for which the Registrant's principal underwriter also acts as principal underwriter:

The One Hundred Fund, Inc.
Berger One Hundred and One Fund, Inc.
Berger Investment Portfolio Trust
--Berger Small Company Growth Fund
--Berger New Generation Fund
--Berger Balanced Fund
--Berger Select Fund
--Berger Mid Cap Growth Fund
Berger Institutional Products Trust
--Berger IPT - 100 Fund
--Berger IPT - Growth and Income Fund
--Berger IPT - Small Company Growth Fund
--Berger/BIAM IPT - International Fund
Berger/BIAM Worldwide Funds Trust
--Berger/BIAM International Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund


     (b) For Berger Distributors, Inc.:

----------------------------------------------------------------------------
    Name               Positions and                   Positions and
                        Offices with                    Offices with
                         Underwriter                      Registrant
----------------------------------------------------------------------------

Craig D. Cloyed       President and                    Vice President
                      Director
----------------------------------------------------------------------------
David G. Mertens      Vice President and               None
                      Director
----------------------------------------------------------------------------
David J. Schultz      Chief  Financial                 Assistant Treasurer
                      Officer, Secretary
                      and Treasurer
----------------------------------------------------------------------------
Brian S. Ferrie       Chief Compliance                 None
                      Officer
----------------------------------------------------------------------------
Kevin R. Fay          Director                         Vice President,
                                                       Secretary and
                                                       Treasurer
----------------------------------------------------------------------------

     The principal business address of Mr. Mertens is 1850 Parkway Place, Suite 420, Marietta, GA 30067. The principal business address of each of the other persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

     (c) Not applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

     (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

     (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

     (c) Certain records relating to day-to-day portfolio management of the Berger/BIAM International Portfolio are kept at Bank of Ireland Asset Management (U.S.) Limited, 26 Fitzwilliam Street, Dublin 2, Ireland; or at Bank of Ireland Asset Management (U.S.) Limited, 20 Horseneck Lane, Greenwich, Connecticut 06830.

Item 31.  MANAGEMENT SERVICES

     The Registrant has no management-related service contract which is not discussed in Parts A and B of this form. See Section 8 of the Prospectuses and
Section 5 of the Statements of Additional Information for a discussion of the Recordkeeping and Pricing Agent Agreement entered into between the Registrant and IFTC and the Administrative Services Agreements entered into between the Registrant and BBOI Worldwide, investment advisor to the Registrant.

Item 32.  UNDERTAKINGS

     (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) Registrant undertakes to comply with the following policy with respect to calling meetings of shareholders for the purpose of voting upon the removal of any trustee of the Registrant and facilitating shareholder communications related to such meetings:

     1. The trustees will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustee of the Registrant when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Registrant.

     2. Whenever ten or more shareholders of record who have been shareholders of the Registrant for at least six months, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares of the Registrant, whichever is less, apply to the trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request such a meeting, and deliver to the trustees a form of communication and request which they wish to transmit, the trustees within 5 business days after receipt of such application either will
(i) give such applicants access to a list of the names and addresses of all shareholders of record of the Registrant, or (ii) inform such applicants of the approximate number of shareholders of record and the approximate cost of mailing the proposed communication and form of request.

     3. If the trustees elect to follow the course specified in clause (ii), above, the trustees, upon the written request of such applicants accompanied by tender of the material to be mailed and the reasonable expenses of the mailing, will, with reasonable promptness, mail such material to all shareholders of record, unless within 5 business days after such tender the trustees shall mail to such applicants and file with the Securities and Exchange Commission (the "Commission"), together with a copy of the material requested to be mailed, a written statement signed by at least a majority of the trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

     4. If the Commission enters an order either refusing to sustain any of the trustees' objections or declaring that any objections previously sustained by the Commission have been resolved by the applicants, the trustees will cause the Registrant to mail copies of such material to all shareholders of record with reasonable promptness after the entry of such order and the renewal of such tender.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Berger/BIAM Worldwide Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 30th day of January, 1998.

                                   BERGER/BIAM WORLDWIDE FUNDS TRUST
                                   ---------------------------------
                                   (Registrant)

                                   By /s/ Gerard M. Lavin
                                     ---------------------------------------
                                     Name:  Gerard M. Lavin
                                          ----------------------------------
                                     Title:  President
                                           ---------------------------------

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated for Berger/BIAM Worldwide Funds Trust and on the dates indicated.

       Signature                      Title                           Date
       ---------                      -----                           ----



/s/ Gerard M. Lavin           President (Principal              January 30, 1998
---------------------------   Executive Officer)
Gerard M. Lavin               and Trustee





/s/ Kevin R. Fay              Vice President,                   January 30, 1998
---------------------------   Secretary and Treasurer
Kevin R. Fay                  (Principal Financial
                              and Accounting Officer)


/s/ Dennis E. Baldwin*        Trustee                           January 30, 1998
---------------------------
Dennis E. Baldwin


/s/ William M.B. Berger*      Trustee                           January 30, 1998
---------------------------
William M.B. Berger

/s/ Louis R. Bindner*         Trustee                           January 30, 1998
---------------------------
Louis R. Bindner



/s/ Katherine A. Cattanach*   Trustee                           January 30, 1998
---------------------------
Katherine A. Cattanach


/s/ Paul R. Knapp*            Trustee                           January 30, 1998
---------------------------
Paul R. Knapp


/s/ Harry T. Lewis, Jr.*      Trustee                           January 30, 1998
---------------------------
Harry T. Lewis, Jr.


/s/ Michael Owen*             Trustee                           January 30, 1998
---------------------------
Michael Owen


/s/ William Sinclaire*        Trustee                           January 30, 1998
---------------------------
William Sinclaire


/s/ Denis Curran*             Trustee                           January 30, 1998
---------------------------
Denis Curran


/s/ Gerard M. Lavin
---------------------------
*By: Gerard M. Lavin
    Attorney-in-Fact

                                      SIGNATURES

     Berger/BIAM Worldwide Portfolios Trust has duly caused this Amendment to the Registration Statement on Form N-1A of Berger/BIAM Worldwide Funds Trust to be signed under the Securities Act of 1933 on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 30th day of January, 1998.

                                   BERGER/BIAM WORLDWIDE PORTFOLIOS TRUST
                                   --------------------------------------
                                   (Registrant)

                                   By /s/ Gerard M. Lavin
                                     ------------------------------------------
                                     Name:  Gerard M. Lavin
                                          -------------------------------------
                                     Title:  President
                                           ------------------------------------

     This Amendment to the Registration Statement of Berger/BIAM Worldwide Funds Trust has been signed below under the Securities Act of 1933 by the following persons in the capacities indicated for Berger/BIAM Worldwide Portfolios Trust and on the dates indicated.

       Signature                      Title                           Date
       ---------                      -----                           ----


/s/ Gerard M. Lavin           President (Principal              January 30, 1998
----------------------------  Executive Officer)
Gerard M. Lavin               and Trustee



/s/ Kevin R. Fay              Vice President,                   January 30, 1998
----------------------------  Secretary and Treasurer
Kevin R. Fay                  (Principal Financial
                              and Accounting Officer)


/s/ Dennis E. Baldwin*        Trustee                           January 30, 1998
----------------------------
Dennis E. Baldwin


/s/ William M.B. Berger*      Trustee                           January 30, 1998
----------------------------
William M.B. Berger


/s/ Louis R. Bindner*         Trustee                           January 30, 1998
----------------------------
Louis R. Bindner

/s/ Katherine A. Cattanach*   Trustee                           January 30, 1998
----------------------------
Katherine A. Cattanach


/s/ Paul R. Knapp*            Trustee                           January 30, 1998
----------------------------
Paul R. Knapp


/s/ Harry T. Lewis, Jr.*      Trustee                           January 30, 1998
----------------------------
Harry T. Lewis, Jr.


/s/ Michael Owen*             Trustee                           January 30, 1998
----------------------------
Michael Owen


/s/ William Sinclaire*        Trustee                           January 30, 1998
---------------------------
William Sinclaire


/s/ Denis Curran*             Trustee                           January 30, 1998
---------------------------
Denis Curran


/s/ Gerard M. Lavin
---------------------------
*By: Gerard M. Lavin
    Attorney-in-Fact

                        BERGER/BIAM WORLDWIDE FUNDS TRUST
                                  EXHIBIT INDEX

N-1A                     EDGAR
Exhibit                  Exhibit
No.                      No.            Name of Exhibit
--------------           -----------    ---------------------------


(1)  Exhibit 1                          Trust Instrument
(1)  Exhibit 2                          Bylaws
     Exhibit 3                          Not applicable
     Exhibit 4                          Not applicable
     Exhibit 5                          Not applicable
(4)  Exhibit 6                          Distribution Agreement between
                                        Berger/BIAM Worldwide Funds Trust and
                                        Berger Distributors, Inc.
     Exhibit 7                          Not applicable
(1)  Exhibit 8                          Custody Agreement between IFTC and
                                        Berger/BIAM Worldwide Funds Trust
(6)  Exhibit 9.1.1                      New Account Application
*    Exhibit 9.1.2       EX-99.B9.1.2   International Equity Fund Account
                                        Application
(1)  Exhibit 9.2.1                      Form of Administrative Services
                                        Agreement for Berger/BIAM International
                                        Fund
(1)  Exhibit 9.2.2                      Form of Administrative Services
                                        Agreement for Berger/BIAM International
                                        Institutional Fund
(1)  Exhibit 9.2.3                      Form of Administrative Services
                                        Agreement for Berger/BIAM International
                                        CORE Fund
(1)  Exhibit 9.2.4                      Form of Sub-Administration Agreement
                                        between BBOI Worldwide LLC and Berger
                                        Associates, Inc.
(1)  Exhibit 9.3                        Form of Recordkeeping and Pricing Agent
                                        Agreement
(1)  Exhibit 9.4                        Form of Agency Agreement
(2)  Exhibit 10                         Opinion and consent of Davis, Graham &
                                        Stubbs LLP
*    Exhibit 11          EX-99.B11      Consent of Price Waterhouse LLP
     Exhibit 12                         Not applicable
(2)  Exhibit 13                         Investment Letter from Initial
                                        Stockholder
(5)  Exhibit 14.1                       Individual Retirement Account
                                        Application and Related Documents
(2)  Exhibit 14.2                       Investment Company Institute Prototype
                                        Money Purchase Pension and Profit
                                        Sharing Plan Basic Document #01 and
                                        Related Documents
(2)  Exhibit 14.3                       403(b)(7) Plan Custodial Account
                                        Agreement and Related Documents
(1)  Exhibit 15                         Rule 12b-1 Plan for Berger/BIAM
                                        International Fund

(4)  Exhibit 16                         Schedule for Computation of Performance
                                        Data
(7)  Exhibit 17.1                       Financial Data Schedule for Berger/BIAM
                                        International Fund
(7)  Exhibit 17.2                       Financial Data Schedule for
                                        International Equity Fund
(7)  Exhibit 17.3                       Financial Data Schedule for Berger/BIAM
                                        International CORE Fund
     Exhibit 18                         Not Applicable

--------------------

*    Filed herewith.
(1) Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed August 19, 1996, and incorporated herein by reference.
(2) Previously filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed October 8, 1996, and incorporated herein by reference.
(3) Previously filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed October 15, 1996, and incorporated herein by reference.
(4) Previously filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed March 7, 1997, and incorporated herein by reference.
(5) Previously filed on December 31, 1997, as Exhibit 14.1 to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of The One Hundred Fund, Inc., and incorporated herein by reference.
(6) Previously filed on December 31, 1997, as Exhibit 9.1 to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of The One Hundred Fund, Inc., and incorporated herein by reference.
(7) Previously filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed December 31, 1997, and incorporated herein by reference.